As filed with the Securities and Exchange Commission on June 18, 2003

Registration No. 333-105167

                  U.S. SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                                 FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           /   /

PRE-EFFECTIVE AMENDMENT NO.    2                                  / X /
                            ------

POST-EFFECTIVE AMENDMENT NO.___                                   /   /

                    OPPENHEIMER MAIN STREET FUNDS, INC.
            (Exact Name of Registrant as Specified in Charter)

             6803 South Tucson Way, Centennial, Colorado 80112
                 (Address of Principal Executive Offices)

                               303-768-3200
                      (Registrant's Telephone Number)

                           Robert G. Zack, Esq.
                  Senior Vice President & General Counsel
                          OppenheimerFunds, Inc.
               498 Seventh Avenue, New York, New York 10148
                              (212) 323-0250
                  (Name and Address of Agent for Service)

As soon as practicable after the Registration Statement becomes effective.
              (Approximate Date of Proposed Public Offering)

Title of Securities Being Registered: Class A, Class B, Class C, Class N
and Class Y shares of Oppenheimer Main Street Fund.

It is proposed that this filing will become effective on June 18, 2003 pursuant to Rule 488.

No filing fee is due because of reliance on Section 24(f) of the
Investment Company Act of 1940.

                    CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following pages and documents:

Front Cover
Contents Page
Cross-Reference Sheet

Part A

Proxy Statement for Oppenheimer Trinity Core Fund and Prospectus for
Oppenheimer Main Street Fund

Part B

Statement of Additional Information--Incorporated by reference to Part B filed with the Pre-Effective Amendment No. 1 on May 15, 2003

Part C

Other Information
Signatures
Exhibits

                                 FORM N-14
                       OPPENHEIMER MAIN STREET FUND
                           CROSS REFERENCE SHEET

Part A of Form N-14

Item No.    Proxy  Statement  and  Prospectus  Heading  and/or  Title  of
--------    ---------------------------------------------------------------
Document
--------
1.    (a)   Cross Reference Sheet.
(b)   Front Cover Page.
2.    (a)   *
(b)   Table of Contents.
3.    (a)   Synopsis.
      (b)   Comparative Fee Tables.
(c)   Principal Risk Factors.
4.    (a)   Synopsis;  Approval or  Disapproval  of the  Reorganization  of
            Oppenheimer  Trinity  Core Fund into  Oppenheimer  Main  Street
            Fund.
5.    (a)   Method  of   Carrying   Out  the   Reorganization;   Additional
            Information.
(b)   Approval  or  Disapproval  of  the  Reorganization  -  Capitalization
            Table.
(c)   Statement of Additional  Information of Oppenheimer  Main Street Fund
            (see Part B);  Annual  Report of  Oppenheimer  Main Street Fund
            (see Part B);  Semi-Annual  Report of  Oppenheimer  Main Street
            Fund (see Part B).
6.    Synopsis;  Comparison  Between  Oppenheimer  Trinity  Core  Fund  and
            Oppenheimer Main Street Fund.
7.          *
8.    (a)   *
(b)   *
9.          *

Part B of Form N-14-- Incorporated by reference to Part B filed with the
Pre-Effective Amendment No. 1 on May 15, 2003

Item No.    Statement of Additional  Information  Heading  and/or Title of
--------    ---------------------------------------------------------------
Document
--------
10.         Cover Page.
11.         Table of Contents.
12.   (a)   Statement  of  Additional   Information  of  Oppenheimer   Main
      Street Fund.
      (b)   *
13.   (a)   Statement of  Additional  Information  of  Oppenheimer  Trinity
            Core Fund.
      (b)   *
14.         Annual  Report of  Oppenheimer  Main  Street Fund at August 31,
            2002;
            Semi-Annual   Report  of   Oppenheimer   Main  Street  Fund  at
            February 28, 2003;
            Annual  Report  of  Oppenheimer  Trinity  Core Fund at July 31,
            2002;
            Semi-Annual   Report  of  Oppenheimer   Trinity  Core  Fund  at
            January 31, 2003.

Part C of Form N-14

Item No.    Other Information Heading
--------    -------------------------
15.         Indemnification.
16.         Exhibits.
17.         Undertakings.

---------------
* Not Applicable or negative answer
700 Form N-14

John V. Murphy
--------------
President &                                     OppenheimerFunds Logo
Chief Executive Officer                         498 Seventh Avenue, 10th Floor
                                                 New York, NY 10018
                                                 800.225.5677
                                                 www.oppenheimerfunds.com

                                                July 14, 2003

Dear Oppenheimer Trinity Core Fund Shareholder,

One of the things we are proud of at OppenheimerFunds,  Inc. is our commitment to our Fund  shareholders.  I am  writing to you today to let you know about a positive change that has been proposed for Oppenheimer Trinity Core Fund.

After  careful  consideration,  the Board of Trustees has  determined  that it would be in the best  interest of  shareholders  of  Oppenheimer  Trinity Core
Fund  ("Trinity  Core Fund") to  reorganize  into  another  Oppenheimer  fund,
Oppenheimer Main Street Fund ("Main Street Fund").  A shareholder  meeting has been scheduled in October,  and all Trinity Core Fund  shareholders  of record as of June 18th are being asked to vote  either in person or by proxy,  on the proposed  reorganization.  You will  find a notice  of the  meeting,  a ballot card, a proxy statement detailing the proposal,  a Main Street Fund prospectus and a postage-paid return envelope enclosed for your use.

Why does the Board of Trustees recommend this change?
-----------------------------------------------------

The  proposal  would  reorganize  the  Trinity  Core fund into the larger Main
Street Fund which has a comparable  investment  objective and lower  expenses.
Trinity  Core Fund and Main Street Fund have  similar  investment  objectives.
Trinity  Core  Fund's  investment  objective  is to seek  long-term  growth of capital.  Main  Street  Fund's  investment  objective  is to seek a high total return.  In seeking their  investment  objectives,  Trinity Core Fund and Main
Street Fund utilize a similar  investing  strategy.  Trinity Core Fund invests in common stocks that are included in the S&P 500. Main Street Fund  currently invests mainly in common stocks of U.S. companies of different  capitalization ranges,  presently focusing on  large-capitalization  issuers.  Both funds are managed  with a  quantitative  investment  process.  Both  Funds  invest  in a similar  universe of companies,  although  Main Street has a larger  potential investment universe.

Among other factors,  the Trinity Core Fund Board  considered that the expense ratio of Main  Street  Fund has been lower than the  expense  ratio of Trinity
Core fund.  Although past  performance  is not  predictive of future  results, shareholders  of  Trinity  Core  Fund  would  have an  opportunity  to  become shareholders of a fund with a better long-term performance history.

How do you vote?

No matter  how large or small  your  investment,  your vote is  important,  so please review the proxy statement  carefully.  To cast your vote, simply mark, sign and date the  enclosed  proxy  ballot and  return it in the  postage-paid envelope today.  Remember,  it can be costly for the Fund--and  ultimately for you as a  shareholder--to  remail ballots if not enough responses are received to conduct the meeting.

If you have any  questions  about the  proposal,  please  feel free to contact
your  financial  advisor  or  call  us  at   1.800.708.7780.   As  always,  we
appreciate  your  confidence in  OppenheimerFunds  and look forward to serving you for many years to come.

                                          Sincerely,

                                          John V. Murphy

Enclosures

   OPPENHEIMER TRINITY CORE FUND
           498 Seventh Avenue, 10th Floor, New York, New York 10018
                                1-800-525-7048

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                         TO BE HELD ON AUGUST 29, 2003

    To the Shareholders of Oppenheimer Trinity Core Fund:

    Notice is hereby given that a Special  Meeting of the  Shareholders  of
    Oppenheimer  Trinity  Core Fund  ("Trinity  Core  Fund"),  a registered investment  management company,  will be held at 6803 South Tucson Way,
    Centennial,  CO 80112 at 1:00 P.M.,  Mountain time, on August 29, 2003,
    or  any  adjournments  thereof  (the  "Meeting"),   for  the  following
    purposes:

    1.  To  approve  an  Agreement  and  Plan  of  Reorganization   between
    Oppenheimer  Trinity Core Fund  ("Trinity  Core Fund") and  Oppenheimer
    Main Street Fund ("Main Street  Fund"),  a series of  Oppenheimer  Main
    Street  Funds,   Inc.  and  the  transactions   contemplated   thereby,
    including (a) the transfer of  substantially  all the assets of Trinity
    Core Fund to Main Street  Fund in exchange  for Class A, Class B, Class
    C,  Class  N  and  Class  Y  shares  of  Main  Street  Fund,   (b)  the
    distribution  of these shares of Main Street Fund to the  corresponding
    Class  A,  Class  B,  Class  C,  Class N and  Class Y  shareholders  of
    Trinity  Core Fund in  complete  liquidation  of Trinity  Core Fund and
    (c) the  cancellation  of the  outstanding  shares of Trinity Core Fund
    (all of the foregoing being referred to as the "Proposal").

    2. To act upon such  other  matters  as may  properly  come  before the
    Meeting.

    Shareholders  of record at the  close of  business  on July 9, 2003 are entitled  to notice of, and to vote at, the  Meeting.  The  Proposal is more fully  discussed in the Proxy  Statement  and  Prospectus.  Please read it carefully  before  telling us, through your proxy or in person, how you  wish  your  shares  to be  voted.  The  Board of  Trustees  of
    Trinity  Core  Fund  recommends  a vote in  favor of the  Proposal.  WE
    URGE YOU TO SIGN, DATE AND MAIL THE ENCLOSED PROXY PROMPTLY.

    By Order of the Board of Trustees,
    Robert G. Zack, Secretary
    June 18, 2003
    [341]

    Shareholders  who do not expect to attend the  Meeting  are  requested  to indicate  voting  instructions on the enclosed proxy and to date, sign and
    return   it  in  the   accompanying   postage-paid   envelope.   To  avoid
    unnecessary  duplicate  mailings,  we ask  your  cooperation  in  promptly mailing your proxy no matter how large or small your holdings may be.

    As with all mutual funds,  the Securities and Exchange  Commission has not approved or  disapproved  these  securities or passed upon the adequacy of this Prospectus and Proxy Statement.  Any  representation  to the contrary is a criminal offense.

 Proxy Card

                        Oppenheimer Trinity Core Fund

Proxy For a Special Shareholders Meeting of shareholders To Be Held on aUGUST
                                   29, 2003

The undersigned,  revoking prior proxies, hereby appoints Brian Wixted, Philip
Vottiero,   Kate   Ives  and   Philip   Masterson,   and  each  of  them,   as
attorneys-in-fact  and  proxies  of  the  undersigned,   with  full  power  of
substitution,  to vote  shares  held in the  name  of the  undersigned  on the record date at the Special  Meeting of  Shareholders  of  Oppenheimer  Trinity
Core  Fund (the  "Fund")  to be held at 6803  South  Tucson  Way,  Centennial,
Colorado,  80112,  on August 29, 2003, at 1:00 P.M.  Mountain  time, or at any adjournment  thereof,  upon the  proposals  described in the and accompanying Proxy Statement, which have been received by the undersigned.

This proxy is solicited  on behalf of the Fund's  Board of  Trustees,  and the proposal  (set forth on the reverse side of this proxy card) has been proposed by the Board of Trustees.  When properly executed, this proxy will be voted as indicated on the reverse  side or "FOR" a proposal if no choice is  indicated.
The proxy will be voted in  accordance  with the proxy  holders' best judgment as to any other matters that may arise at the Meeting.

                              VOTE VIA THE TELEPHONE:  1-800-597-7836
                              CONTROL NUMBER:  999  9999  9999  999

                              Note:  Please  sign this  proxy  exactly as your
                              name or names  appear  hereon.  Each joint owner
                              should  sign.  Trustees  and  other  fiduciaries
                              should  indicate  the  capacity  in  which  they
                              sign.  If a  corporation,  partnership  or other
                              entity,  this signature should be that of a duly
                              authorized  individual  who should  state his or
                              her title.

                              Signature

                              Signature of joint owner, if any

                              Date

PLEASE VOTE ON THE REVERSE SIDE, SIGN AND DATE THIS PROXY AND RETURN PROMPTLY
                           IN THE ENCLOSED ENVELOPE

The Proposal:

To approve an Agreement and Plan of  Reorganization  between  Oppenheimer Main
Street Fund ("Main Street Fund"), and Oppenheimer  Trinity Core Fund ("Trinity
Core Fund") and the  transactions  contemplated  thereby,  including:  (a) the transfer of  substantially  all the assets of Trinity Core Fund to Main Street
Fund in exchange  for Class A, Class B, Class C, Class N and Class Y shares of
Main Street Fund, (b) the  distribution  of such shares of Main Street Fund to the corresponding  Class A, Class B, Class C, Class N and Class Y shareholders of Trinity Core Fund in complete  liquidation  of Trinity  Core Fund,  and (c)
the cancellation of the outstanding shares of Trinity Core Fund.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK.  Example: [ ]

FOR [___]               AGAINST [___]           ABSTAIN [___]

 Telephone Voting Instructions

                              1.800.597.7836

Vote your OppenheimerFunds proxy over the phone
Voting your proxy is important.  And now
OppenheimerFunds has made it easy.  Vote at your
convenience, 24 hours a day, and save postage
costs, ultimately reducing fund expenses.  Read
your Proxy Card carefully.  To exercise your
proxy, just follow these simple steps:

1.    Call the toll free number: 1.800.597.7836.

2.    Enter the 14-digit Control Number, located on your Proxy Card.

3.    Follow the voice instructions.

If vote by phone, please do not mail your Proxy Card.

OPPENHEIMER MAIN STREET FUND, A SERIES OF OPPENHEIMER MAIN STREET FUNDS,
                                   INC.
             6803 South Tucson Way, Centennial, CO 80112-3924

                              1.800.708.7780

                  COMBINED PROSPECTUS AND PROXY STATEMENT

                            DATED JUNE 18, 2003

        Acquisition of the Assets of OPPENHEIMER TRINITY CORE FUND
         498 Seventh Avenue, 10th Floor, New York, New York 10018

                              1.800.708.7780

   By and in exchange for Class A, Class B, Class C, Class N and Class Y shares of
                       OPPENHEIMER MAIN STREET FUND

      This combined  Prospectus and Proxy Statement  solicits  proxies from the  shareholders  of  Oppenheimer  Trinity Core Fund ("Trinity Core Fund")
to be voted  at a  Special  Meeting  of  Shareholders  (the  "Meeting")  to
approve  the  Agreement  and Plan of  Reorganization  (the  "Reorganization
Agreement")    and   the    transactions    contemplated    thereby    (the
"Reorganization")  between  Trinity Core Fund and  Oppenheimer  Main Street
Fund ("Main Street Fund") a series of Oppenheimer  Main Street Funds,  Inc.
This combined  Prospectus and Proxy  Statement  constitutes  the Prospectus of Main Street Fund and the Proxy  Statement  of Trinity Core Fund filed on
Form  N-14  with  the  Securities  and  Exchange   Commission  ("SEC").  If
shareholders  vote  to  approve  the   Reorganization   Agreement  and  the
Reorganization,  the net assets of Trinity  Core Fund will be  acquired  by and in exchange  for shares of Main Street  Fund.  The Meeting will be held at the  offices  of  OppenheimerFunds,  Inc.  at  6803  South  Tucson  Way,
Centennial,  CO 80112 on August 29, 2003 at 1:00 P.M.  Mountain  time.  The
Board of  Trustees  of Trinity  Core Fund is  soliciting  these  proxies on behalf of Trinity  Core Fund.  This  Prospectus  and Proxy  Statement  will first be sent to shareholders on or about July 14, 2003.

      If the  shareholders  vote to approve the  Reorganization  Agreement, you will  receive  Class A shares of Main Street Fund equal in value to the value as of the  Valuation  Date (as such term is defined in the  Agreement and Plan of  Reorganization  attached  hereto as Exhibit A) of your Class A shares of Trinity  Core Fund;  Class B shares of Main  Street Fund equal in value to the value as of the Valuation  Date  (business  date preceding the closing  date of the  Reorganization)  of your  Class B shares  of  Trinity
Core Fund;  Class C shares of Main  Street Fund equal in value to the value as of the  Valuation  Date of your  Class C shares of  Trinity  Core  Fund;
Class N shares of Main  Street  Fund  equal in value to the value as of the
Valuation  Date of your  Class N shares of Trinity  Core Fund;  and Class Y shares  of  Main  Street  Fund  equal  in  value  to  the  value  as of the
Valuation  Date of your Class Y shares of Trinity  Core Fund.  Trinity Core
Fund  will  then be  liquidated  and  de-registered  under  the  Investment
Company Act of 1940 (the "Investment  Company Act").  Main Street Fund will
preserve  the  name  to  "Oppenheimer   Main  Street  Fund"  following  the
Reorganization.

      Main Street Fund's investment objective is to seek a high total return. Main Street Fund invests mainly in common stocks of U.S.
companies of different capitalization ranges, presently focusing on large-capitalization issuers.  It also can buy debt securities, such as bonds and debentures, but does not currently emphasize these investments.

This  Prospectus  and Proxy  Statement  gives  information  about  Class A,
Class B, Class C, Class N and Class Y shares of Main  Street  Fund that you should know before  investing.  You should retain it for future  reference.
A  Statement  of  Additional  Information  relating  to the  Reorganization described  in this  Prospectus  and Proxy  Statement,  dated June 18, 2003,
(the "Proxy Statement of Additional  Information")  has been filed with the
Securities  and  Exchange  Commission  ("SEC") as part of the  Registration
Statement on Form N-14 (the  "Registration  Statement") and is incorporated herein by  reference.  You may  receive a copy by  writing  request  to the
Transfer  Agent or by  calling  toll-free  as  detailed  above.  The  Proxy
Statement  of  Additional  Information  includes the  following  documents, each of which is available  free of charge by calling  1.800.225.5677:  (i)
Annual and  Semi-Annual  Reports  dated July 31, 2002 and January 31, 2003, respectively,  of  Trinity  Core  Fund;  (ii) the  Annual  and  Semi-Annual
Reports dated August 31, 2002 and February 28, 2003,  respectively  of Main
Street Fund;  (iii) the  Prospectus  of Trinity  Core Fund dated  September
24,  2002  as  supplemented   November  1,  2002;  (iv)  the  Statement  of
Additional  Information  of Trinity Core Fund dated  September  24, 2002 as revised  October 15, 2002,  and as  supplemented  January 2, 2003 and March
31, 2003;  (v) the Statement of Additional  Information of Main Street Fund
dated October 23, 2002, as supplemented April 30, 2003.

      The  Prospectus  of Main  Street  Fund dated  October  23,  2002,  as supplemented  April 30, 2003, is attached to and  considered a part of this
Prospectus  and  Proxy  Statement  and is  intended  to  provide  you  with information about Main Street Fund.

Mutual fund shares are not  deposits or  obligations  of any bank,  and are not insured or guaranteed by the Federal Deposit  Insurance  Corporation or any other U.S.  government  agency.  Mutual fund shares involve  investment risks including the possible loss of principal.

This Prospectus and Proxy Statement is dated June 18, 2003.

                             TABLE OF CONTENTS
                  COMBINED PROSPECTUS AND PROXY STATEMENT

Page
----
Synopsis
      What am I being asked to vote on?.........................................................   6
      What  are  the  general  tax  consequences  of  the   Reorganization?
.........................   7
Comparisons of Some Important Features
      How do the  investment  objectives and policies of the Funds compare?
................  7
      Who manages the Funds?..................................................................... 8
      What are the fees  and  expenses  of each  Fund  and  those  expected after the
         Reorganization?.............................................................................    8
      Where  can  I  find  more  financial  information  about  the  Funds?
..........................   13

      What  are  the  capitalizations  of the  Funds  and  what  would  the
      capitalizations               be              after               the
      Reorga13zation?..........................................................................................................

            Purchases,   Redemptions,   Exchanges  and  other   Shareholder
Services..........  21
            Dividends and Distributions..........................................................  21
      What are the  Principal  Risks of an  Investment in Main Street Fund?
............   21
Reasons for the Reorganization
Information about the Reorganization
      How will the Reorganization be carried out?................................................    23
      Who  will  pay the  Expenses  of the  Reorganization?........................................
24
      What   are   the   Tax    Consequences    of   the    Reorganization?
...................................    24
      What  should I know  about  Class A,  Class B,  Class C,  Class N and
      Class Y shares of Main Street Fund?..................................................................   25
Comparison of Investment Objectives and Policies
      Are  there  any  significant   differences   between  the  investment
      objectives and strategies of
         the Funds?.....................................................................................   27
      What are the main  risks  associated  with  investment  in the Funds?
......................   27
      How do the  investment  policies  of the  Funds  compare?..................................
..    27
      What  are  the  fundamental  investment  restrictions  of the  Funds?
.........................   29
      How do the Account  Features and  Shareholder  Services for the Funds

Voting Information
      How  many  votes  are   necessary   to  approve   the   Reorganization
Agreement?...........      33
      How   do   I    ensure    my    vote    is    accurately    recorded?
..........................................       34
      Can I revoke my proxy?.....................................................................      34
      What   other   matters   will  be   voted   upon   at  the   Meeting?
..................................     34

Information about Main Street Fund
Information about Trinity Core Fund
Principal Shareholders
Exhibit  A  -  Agreement  and  Plan  of   Reorganization   by  and  between
Oppenheimer Trinity Core Fund, and Oppenheimer Main Street Fund

Enclosures:

Prospectus of Oppenheimer Main Street Fund, dated October 23, 2002, as supplemented April 30, 2003.
Annual Report of Main Street Fund dated August 31, 2002.
Semi-Annual Report of Main Street Fund dated February 28, 2003 (available without charge upon request).

                                  SYNOPSIS

      This is only a summary and is  qualified  in its entirety by the more detailed  information  contained  in or  incorporated  by reference in this
Prospectus and Proxy  Statement and by the  Reorganization  Agreement which is  attached  as Exhibit  A.  Shareholders  should  carefully  review  this
Prospectus and Proxy  Statement and the  Reorganization  Agreement in their entirety  and, in  particular,  the current  Prospectus of Main Street Fund which  accompanies  this Prospectus and Proxy Statement and is incorporated herein by reference.

      If  shareholders  of Trinity  Core Fund  approve the  Reorganization, the net  assets of Trinity  Core Fund will be  transferred  to Main  Street
Fund,  in exchange  for an equal value of shares of Main Street  Fund.  The shares of Main Street Fund will then be  distributed  to Trinity  Core Fund shareholders  and  Trinity  Core  Fund will be  liquidated.  As a result of the  Reorganization,  you will cease to be a  shareholder  of Trinity  Core
Fund and will become a  shareholder  of Main  Street  Fund.  This  exchange will occur on the  Closing  Date (as such term is defined in the  Agreement
and  Plan  of   Reorganization   attached  hereto  as  Exhibit  A)  of  the
Reorganization.

      Shareholders of Trinity Core Fund holding  certificates  representing their  shares will not be  required  to  surrender  their  certificates  in
connection  with  the  reorganization.   However,  former  shareholders  of
Trinity  Core Fund  whose  shares  are  represented  by  outstanding  share certificates  will not be allowed to redeem,  transfer or pledge  shares of
Main Street Fund they  receive in the  Reorganization  until the  exchanged
Trinity Core Fund certificates have been returned to the Transfer Agent.

What am I being asked to vote on?

      Your  Fund's   investment   manager,   OppenheimerFunds,   Inc.  (the
"Manager"),  proposed  to the Board of  Trustees a  reorganization  of your
Fund,   Trinity  Core  Fund,  with  and  into  Main  Street  Fund  so  that
shareholders   of  Trinity   Core  Fund  may  become   shareholders   of  a
substantially  larger  fund  advised by the same  investment  advisor  with generally historically comparable  performance,  and investment objectives, policies,  and  strategies  very similar to those of their current Fund. In addition,  portfolio  management of the surviving  Main Street Fund will be the same one that  manages  Trinity  Core Fund.  The Board also  considered the fact  that the  surviving  fund has the  potential  for  lower  overall operating  expenses.  In  addition,  the Board  considered  that both Funds have Class A, Class B,  Class C, Class N and Class Y shares  offered  under identical  sales charge  arrangements.  The Board also  considered that the
Reorganization  would be a tax-free  reorganization,  and there would be no sales charge  imposed in effecting  the  Reorganization.  In addition,  due to the  relatively  moderate  costs of the  reorganization,  the  Boards of both Funds  concluded  that  neither  Fund would  experience  dilution as a result of the Reorganization.

      A  reorganization  of  Trinity  Core Fund  with and into Main  Street
Fund is  recommended  by the Manager based on the fact that both Funds have very similar investment policies, practices and objectives.

      At a  meeting  held on April  17,  2003,  the  Board of  Trustees  of
Trinity  Core Fund  approved a  reorganization  transaction  that will,  if approved  by  shareholders,  result in the  transfer  of the net  assets of
Trinity  Core Fund to Main Street  Fund,  in exchange for an equal value of shares of Main  Street  Fund.  The shares of Main  Street Fund will then be distributed  to Trinity Core Fund  shareholders  and Trinity Core Fund will be liquidated.  As a result of the  Reorganization,  you will cease to be a shareholder  of Trinity  Core Fund and will  become a  shareholder  of Main
Street  Fund.  This  exchange  will occur on the Closing Date (as such term is defined in the Agreement and Plan of  Reorganization  attached hereto as
Exhibit A) of the Reorganization.

      Approval  of the  Reorganization  means  you  will  receive  Class  A shares  of  Main  Street  Fund  equal  in  value  to  the  value  as of the
Valuation  Date of your  Class A  shares  of  Trinity  Core  Fund;  Class B shares  of  Main  Street  Fund  equal  in  value  to  the  value  as of the
Valuation  Date of your  Class B  shares  of  Trinity  Core  Fund;  Class C shares  of  Main  Street  Fund  equal  in  value  to  the  value  as of the
Valuation  Date of your  Class C  shares  of  Trinity  Core  Fund;  Class N shares  of  Main  Street  Fund  equal  in  value  to  the  value  as of the
Valuation  Date of your  Class N shares of Trinity  Core Fund;  and Class Y shares  of Main  Street  Fund  equal in value as of the  Valuation  Date of your Class Y shares of Trinity  Core Fund.  The shares you receive  will be issued  at net asset  value  without a sales  charge  or the  payment  of a contingent  deferred  sales  charge  ("CDSC")  although  if your  shares of
Trinity  Core Fund are  subject to a CDSC,  your Main  Street  Fund  shares will  continue to be subject to the same CDSC  applicable  to your  shares. The period  during  which  you held  your  Trinity  Core  shares  will carryover to your Main Street Fund shares for purposes of  determining applicable holding periods, including the CDSC holding period.

      For the reasons  set forth in the  "Reasons  for the  Reorganization"
section,   the  Board  of  Trinity  Core  Fund  has  determined   that  the
Reorganization  is in the best  interests  of the  shareholders  of Trinity
Core Fund.

              THE BOARD OF TRUSTEES RECOMMENDS THAT YOU VOTE
            TO APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION

What are the general tax consequences of the Reorganization?

      It is expected  that  shareholders  of Trinity Core Fund who are U.S.
citizens  will  not  recognize  any  gain or loss for  federal  income  tax purposes,  as a result of the  exchange of their  shares for shares of Main
Street Fund. You should,  however,  consult your tax advisor  regarding the effect,  if  any,  of  the  Reorganization  in  light  of  your  individual circumstances.  You should also  consult  your tax advisor  about state and
local   tax   consequences.   For   further   information   about  the  tax
consequences of the  Reorganization,  please see the "Information About the
Reorganization--What are the Tax Consequences of the Reorganization?"

                  COMPARISONS OF SOME IMPORTANT FEATURES

How do the investment objectives and policies of the Funds compare?

      Trinity  Core  Fund and Main  Street  Fund  have  similar  investment objectives.  Trinity Core Fund's investment  objective is to seek long-term
Main  Street of capital.  Main Street  Fund's  investment  objective  is to seek a high total return. In seeking their investment  objectives,  Trinity
Core  Fund and Main  Street  Fund  utilize a  similar  investing  strategy.
Trinity  Core Fund  invests in common  stocks that are  included in the S&P
500.  Main Street Fund  currently  invests  mainly in common stocks of U.S.
companies  of  different   capitalization  ranges,  presently  focusing  on
large-capitalization  issuers.  Both funds are managed with a  quantitative investment  process.  Both Funds invest in a similar universe of companies, although Main Street has a larger potential investment universe.

      Please  refer to the  Annual  and  Semi-Annual  Reports of both Funds for a complete listing of the investments for each Fund.

Who Manages the Funds?

      The  day-to-day  management  of the business and affairs of each Fund is the  responsibility  of the  Manager.  Trinity  Core Fund is an open-end diversified  investment  management  company  with an  unlimited  number of authorized  shares of  beneficial  interest  organized  as a  Massachusetts business  trust on May 6, 1999.  It  commenced  operations  on September 1,
1999.  Trinity  Core  Fund is  governed  by a Board of  Trustees,  which is
responsible   for   protecting   the   interests  of   shareholders   under
Massachusetts  law.  Trinity  Core Fund is located at 498  Seventh  Avenue,
New York, New York 10018.

      Main Street Fund, a series of  Oppenheimer  Main Street  Funds,  Inc.
is  an  open-end,   diversified   investment  management  company  with  an
unlimited number of authorized shares of beneficial  interest  organized as a Maryland  Corporation  on September 30, 1996. It commenced  operations on
February 3, 1988.  Main  Street  Fund is  governed by a Board of  Trustees, which is responsible  for protecting  the interests of  shareholders  under
Massachusetts  law.  Main  Street  Fund is located at 498  Seventh  Avenue,
New York, New York 10018.

      The  Manager,  located  at 498  Seventh  Avenue,  New York,  New York
10018,  acts as investment  advisor to both Funds.  The Manager has engaged
a  Sub-Advisor,   Trinity  Investment  Management  Corporation,  to  select
securities  for the  portfolio  of Trinity  Core Fund.  The  members of the portfolio  management  team for  Trinity  Core Fund,  Blake Gall and Daniel
Burke,  are  employees  of the  Sub-Advisor.  They have been the  portfolio managers  for the Fund  since the  Fund's  commencement  of  operations  on
September 1, 1999.

      The  portfolio  managers for Main Street Fund are Charles  Albers and
Nikolaos  Monoyios.  Charles Albers is Senior Vice  President  (since April
1998) of the  Manager;  a  Certified  Financial  Analyst;  an  officer of 6 portfolios in the  OppenheimerFunds  complex; and formerly a Vice President and  portfolio  manager for  Guardian  Investor  Services,  the  investment management  subsidiary of The Guardian Life Insurance  Company from 1972 to
1998.  Nikolaos  Monoyios  is Vice  President  of the  Manager  since April
1998;  an  officer  of 4  portfolios  in the  OppenheimerFunds  complex;  a
Certified  Financial  Analyst;  and formerly a Vice President and portfolio
manager  for  Guardian  Investor   Services,   the  investment   management
subsidiary of The Guardian Life Insurance Company from 1979 to 1998.

      Additional  information  about the Funds and the Manager is set forth below in "Comparison of Investment Objectives and Policies."

What are the Fees and  Expenses of each Fund and those  expected  after the
Reorganization?

      Trinity  Core  Fund and  Main  Street  Fund  each  pay a  variety  of expenses  directly  for  management  of their  assets,  administration  and distribution  of their  shares  and  other  services.  Those  expenses  are subtracted  from each  Fund's  assets to  calculate  the  fund's  net asset
values   per   share.   Shareholders   pay   these   expenses   indirectly.
Shareholders pay other expenses directly, such as sales charges.

The following  tables are provided to help you  understand  and compare the fees and  expenses  of  investing  in shares of Trinity  Core Fund with the fees and  expenses  of  investing  in shares of Main Street  Fund.  The pro forma  expenses  of the  surviving  Main Street Fund show what the fees and expenses are expected to be after giving effect to the Reorganization.

                                 FEE TABLE
                   For the 12 month period ended 3/31/03

------------------------------------------------------------------------------------
                                                                Pro Forma
                       Trinity Core Fund   Main Street Fund     Surviving Main
                       Class A shares      Class A Shares       Street Fund Class
                                                                A shares
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
  Maximum Sales
  Charge (Load) on
  purchases  (as a            5.75%               5.75%                5.75%
   % of offering
  price)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
  Maximum Deferred
  Sales Charge (Load)
  (as a % of the
  lower of the
  original offering           None1               None1                None1
  price or redemption
  proceeds)
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------

Annual Fund Operating Expenses (as a percentage of average daily net assets)

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
  Management Fees             0.75%               0.46%                0.46%
------------------------------------------------------------------------------------
  Distribution and/or
  Service (12b-1) Fees        0.22%               0.25%                0.25%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
  Other Expenses4             1.06%               0.28%                0.28%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
  Total Fund
  Operating Expenses          2.03%               0.99%                0.99%
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
                                                                Pro Forma
                       Trinity Core Fund   Main Street Fund     Surviving Main
                       Class B shares      Class B Shares       Street Fund Class
                                                                B shares
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
  Maximum Sales
  Charge (Load) on            None                 None                None
  purchases  (as a
  %  of offering
  price)
------------------------------------------------------------------------------------
  Maximum Deferred
  Sales Charge (Load)          5%2                 5%2                  5%2
  (as a % of the
  lower of the
  original offering
  price or redemption
  proceeds)
------------------------------------------------------------------------------------

Annual Fund Operating Expenses (as a percentage of average daily net assets)

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
  Management Fees             0.75%               0.46%                0.46%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
  Distribution and/or
  Service (12b-1) Fees        1.00%               1.00%                1.00%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
  Other Expenses4             1.13%               0.33%                0.33%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
  Total Fund
  Operating Expenses          2.88%               1.79%                1.79%
------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
                                                               Pro Forma
                       Trinity Core Fund   Main Street Fund    Surviving Main
                       Class C Shares      Class C Shares      Street Fund
                                                               Class C Shares
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Maximum Sales
  Charge (Load) on            None                None                None
  purchases  (as a  %
  of offering price)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Maximum Deferred
  Sales Charge (Load)          1%3                 1%3                 1%3
  (as a % of the
  lower of the
  original offering
  price or redemption
  proceeds)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Annual Fund Operating Expenses (as a percentage of average daily net assets)

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Management Fees             0.75%               0.46%               0.46%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Distribution and/or
  Service (12b-1) Fees        1.00%               1.00%               1.00%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Other Expenses4             0.98%               0.29%               0.29%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Total Fund
  Operating Expenses          2.73%               1.75%               1.75%

-----------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
                                                                Pro Forma
                       Trinity Core Fund   Main Street Fund     Surviving Main
                       Class N shares      Class N Shares       Street Fund Class
                                                                N shares
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Maximum Sales
  Charge (Load) on            None                 None                None
  purchases  (as a
  %  of offering
  price)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Maximum Deferred
  Sales Charge (Load)          1%5                 1%5                 1%5
  (as a % of the
  lower of the
  original offering
  price or redemption
  proceeds)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Annual Fund Operating Expenses (as a percentage of average daily net assets)

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Management Fees             0.75%               0.46%               0.46%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Distribution and/or
  Service (12b-1) Fees        0.50%               0.50%               0.50%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Other Expenses4             0.63%               0.12%               0.12%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Total Fund
  Operating Expenses          1.88%               1.08%               1.08%
-----------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
                                                                Pro Forma
                       Trinity Core Fund   Main Street Fund     Surviving Main
                       Class Y Shares      Class Y Shares       Street Fund Class
                                                                Y Shares
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Maximum Sales
  Charge (Load) on            None                None                None
  purchases  (as a
  %  of offering
  price)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Maximum Deferred
  Sales Charge (Load)         None                None                None
  (as a % of the
  lower of the
  original offering
  price or redemption
  proceeds)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Annual Fund Operating Expenses (as a percentage of average daily net assets)

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Management Fees             0.75%               0.46%               0.46%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Distribution and/or
  Service (12b-1) Fees         N/A                 N/A                 N/A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Other Expenses4             0.45%               0.45%               0.45%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Total Fund
  Operating Expenses          1.20%               0.91%               0.91%
-----------------------------------------------------------------------------------

Note:  Expenses may vary in future years.
1. A  contingent   deferred  sales  charge  may  apply  to  redemptions  of
investments of $1 million or more  ($500,000 for retirement  plan accounts)
of Class A shares. See "How to Buy Shares" in each Fund's Prospectus.
2. Applies  to  redemptions  within  the first  year  after  purchase.  The contingent  deferred  sales charge  declines to 1% in the sixth year and is eliminated after that.
3.    Applies to shares redeemed within 12 months of purchase.
4.    Other   Expenses   include   transfer   agent  fees  and   custodial,
   accounting and legal expenses.
5.    Applies  to shares  redeemed  within 18 months of  retirement  plan's first purchase of Class N shares.

Examples

      These  examples  below are  intended  to help you compare the cost of investing  in each  Fund  and the  proposed  surviving  Main  Street  Fund.
These  examples  assume  an  annual  return  for  each  class  of  5%,  the operating  expenses  described above and reinvestment of your dividends and distributions.

      Your actual costs may be higher or lower  because  expenses will vary over  time.  For each  $10,000  investment,  you  would  pay the  following projected  expenses  if you sold  your  shares  after  the  number of years shown or held your shares for the number of years show  without  redeeming, according to the following examples.

12 Months Ended 3/31/03
-----------------------
                             Trinity Core Fund
-----------------------------------------------------------------------------------------
If shares are redeemed:   1 year          3 years         5 years        10 years
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class A                   $769            $1,175          $1,605         $2,798
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class B                   $791            $1,192          $1,718         $2,8191
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class C                   $376            $847            $1,445         $3,061
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class N                   $291            $591            $1,016         $2,201
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class Y                   $122            $381            $660           $1,455
-----------------------------------------------------------------------------------------

                             Trinity Core Fund
-----------------------------------------------------------------------------------------
If    shares    are   not 1 year          3 years         5 years        10 years
redeemed:
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class A                   $769            $1,175          $1,605         $2,798
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class B                   $291            $892            $1,518         $2,8191
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class C                   $276            $847            $1,445         $3,061
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class N                   $191            $591            $1,016         $2,201
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class Y                   $122            $381            $660           $1,455
-----------------------------------------------------------------------------------------

                             Main Street Fund
-----------------------------------------------------------------------------------------
If shares are redeemed:   1 year          3 years         5 years        10 years
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class A                   $670            $872            $1,091         $1,718
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class B                   $682            $863            $1,170         $1,7011
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class C                   $278            $551            $949           $2,062
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class N                   $210            $343            $595           $1,317
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class Y                   $93             $290            $504           $1,120
-----------------------------------------------------------------------------------------

                             Main Street Fund
-----------------------------------------------------------------------------------------
If    shares    are   not 1 year          3 years         5 years        10 years
redeemed:
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class A                   $670            $872            $1,091         $1,718
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class B                   $182            $563            $970           $1,7011
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class C                   $178            $551            $949           $2,062
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class N                   $110            $343            $595           $1,317
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class Y                   $93             $290            $504           $1,120
-----------------------------------------------------------------------------------------

                   Pro Forma Surviving Main Street Fund
-----------------------------------------------------------------------------------------
If shares are redeemed:   1 year          3 years         5 years        10 years
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class A                   $670            $872            $1,091         $1,718
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class B                   $682            $863            $1,170         $1,7011
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class C                   $278            $551            $949           $2,062
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class N                   $210            $343            $595           $1,317
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class Y                   $93             $290            $504           $1,120
-----------------------------------------------------------------------------------------

                   Pro Forma Surviving Main Street Fund
-----------------------------------------------------------------------------------------
If    shares    are   not 1 year          3 years         5 years        10 years
redeemed:
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class A                   $670            $872            $1,091         $1,718
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class B                   $182            $563            $970           $1,7011
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class C                   $178            $551            $949           $2,062
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class N                   $110            $343            $595           $1,317
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class Y                   $93             $290            $504           $1,120
-----------------------------------------------------------------------------------------
In the "If shares are  redeemed"  examples,  expenses  include  the initial sales  charge for Class A and the  applicable  Class B, Class C and Class N contingent  deferred  sales  charge.  In the "If shares  are not  redeemed"
example,  the Class A expenses  include the intial sales charge,  but Class
B, Class C and Class N expenses  do not  include  the  contingent  deferred sales charges.
1 Class B expenses  for years 7 through  10 are based on Class A  expenses, since Class B shares automatically convert to Class A after 6 years.

Where can I find more financial information about the Funds?

      Performance  information  for both Main Street Fund and Trinity  Core
Fund is set forth in each Fund's  Prospectus  under the section "The Fund's
Past   Performance."   Main  Street  Fund's  Prospectus   accompanies  this
Prospectus and Proxy Statement and is incorporated by reference.

      The  financial   statements  of  Main  Street  Fund  and   additional
information  with respect to its  performance  during its fiscal year ended
August 31, 2002 (and the six month  semi-annual  period ended  February 28,
2003),  including a  discussion  of factors  that  materially  affected its performance  and relevant  market  conditions,  is set forth in Main Street
Fund's  Annual and  Semi-Annual  Reports  dated as of August  31,  2002 and
February 28, 2003,  respectively,  that are included in the Proxy Statement of Additional  Information  and  incorporated  herein by  reference.  These documents are available  upon request.  See section  entitled  "Information
About Main Street Fund."

      The  financial   statements  of  Trinity  Core  Fund  and  additional
information with respect to the Fund's  performance  during its fiscal year ended July 31, 2002 (and the six month  semi-annual  period  ended  January
31, 2003),  including a discussion of factors that materially  affected its performance  and relevant market  conditions,  is set forth in Trinity Core
Fund's  Annual  and  Semi-Annual  Reports  dated  as of July  31,  2002 and
January 31, 2003,  respectively,  that are included in the Proxy  Statement of  Additional  Information  and  incorporated  herein  by  reference.  The
Annual  Report  is  enclosed   herewith  and  the  Semi-Annual   Report  is
available  on request.  See section  entitled  "Information  About  Trinity
Core Fund."

What  are  the   capitalizations   of  the   Funds   and  what   would  the
capitalization be after the Reorganization?

      The  following  table sets forth the  capitalization  (unaudited)  of
Trinity  Core Fund and Main Street Fund as of March 31, 2003 and  indicates the pro  forma  combined  capitalization  as of  March  31,  2003 as if the
Reorganization  had occurred on that date. As of April 30, 2003,  the value of the  assets  of  Trinity  Core  was less  than  10% of the  value of the assets of Main Street Fund.

                                                                  Net
Asset
                                                Shares
Value
                              Net Assets        Outstanding       Per
Share

Trinity Core Fund
      Class A                 $3,793,949        597,033           $6.35
      Class B                 $1,792,878        290,683           $6.17
      Class C                 $1,358,815        219,703           $6.18
      Class N                 $650,010          102,804           $6.32
      Class Y                 $154,524            23,532          $6.57
      TOTAL             $7,750,176  1,233,755

Main Street Fund
      Class A                 $5,827,509,376    231,844,611       $25.14
      Class B                 $2,703,326,715    110,710,046       $24.42
      Class C                 $1,021,504,876      41,820,889
$24.43
      Class N                 $59,616,520           2,391,071
$24.93
      Class Y                 $219,903,078          8,716,423
$25.23
      TOTAL             $9,831,860,565          395,483,040

Main Street Fund
(Pro Forma Surviving Fund)
      Class A                 $5,831,303,325    231,953,195       $25.14
      Class B                 $2,705,119,593    110,774,758       $24.42
      Class C                 $1,022,863,691      41,869,165
$24.43
      Class N                 $60,266,530           2,417,430
$24.93
      Class Y                 $220,057,602          8,722,061
$25.23
      TOTAL             $9,839,610,741            395,736,609

*Reflects  the issuance of  $5,827,509,376  Class A shares,  $2,703,326,715
Class   B   shares,    $1,021,504,876    Class   C   shares,    $59,616,520
Class N shares and  $219,903,078  Class Y shares of Main  Street  Fund in a
tax-free   exchange   for  the   net   assets   of   Trinity   Core   Fund,
aggregating                 $7,750,176.

How have the Funds performed?

      The  following  past  performance  information  for each  Fund is set forth below:  (i) a bar chart  detailing  annual  total  returns of Class A shares  of each  Fund as of  December  31st for  each of the full  calendar years  since  each  Fund's  inception;  and  (ii) a table  showing  how the average annual total returns of each Funds'  shares,  both before and after taxes,  compare  to those of a  borad-based  market  index.  The  after-tax returns  are show for Class A shares  of each Fund only and are  calculated using the historical  highest  individual federal marginal income tax rates in effect during the periods  show,  and do not reflect the impact of state or local  taxes.  The  after-tax  returns  for the other  classes of shares will vary. In certain cases,  the figure  representing  "Return After Taxes on  Distributions  and Sale of Fund  Shares"  may be higher  than the other return  figures for the same  period.  A higher  after-tax  return  results when a capital loss occurs upon  redemption and translates  into an assumed tax deduction  that  benefits the  shareholder.  The after-tax  returns are calculated  based on certain  assumptions  mandated by regulation  and your actual  after-tax  returns may differ from those  shown,  depending on your individual  tax  situation.  The after-tax  returns set forth below are not relevant  to  investors  who hold their fund  shares  through  tax-deferred arrangements  such as 401(k)  plans or IRAs or to  institutional  investors not subject to tax.  The Fund's  past  investment  performance  both before and after taxes,  is not  necessarily  an  indication  of how the Fund will perform in the future.

Annual  Total  Returns for  Oppenheimer  Trinity  Core Fund (Class A)(as of

12/31/02)

Sales charges are not included in the calculations of return in this bar chart, and if those charges were included, the returns may be less than those shown.
For the period from 1/1/03 through 3/31/03 the cumulative return (not annualized) for Class A shares before taxes was -2.76%.
During the period shown in the bar chart, the highest return for
Oppenheimer Trinity Core Fund (not annualized) for a calendar quarter was
10.78% (4Q'01) and the lowest return (not annualized) for a calendar quarter was -17.99% (3Q'02).

Annual Total Returns for Oppenheimer Main Street Fund (Class A)(as of

12/31/02)

Sales charges are not included in the calculations of return in this bar chart, and if those charges were included, the returns may be less than those shown.
For the period from 1/1/03 through 3/31/03 the cumulative return (not annualized) for Class A shares before taxes was -3.31%. During the period shown in the bar chart, the highest return for Oppenheimer Main Street
Fund (not annualized) for a calendar quarter was 22.06% (4Q'98) and the lowest return (not annualized) for a calendar quarter was -16.50% (3Q'02).

--------------------------------------------------------------------------------
Trinity Core Fund                        Past       Past 5 years Past 10-years
                                           1-year       (or           (or
                                                    life-of-classlife-of-class)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A Shares Return Before Taxes        -26.99%     -13.51%         N/A
(inception 9/1/99)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A Shares Return After Taxes         -26.99%     -13.52%         N/A
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A Shares Return After Taxes on      -16.44%     -10.41%         N/A
Distributions and Sale of Fund Shares
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
S&P 500 Index (from 8/31/99)              -22.09%     -10.25%         N/A
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Trinity  Core  Fund  Class B  (inception  -27.06%     -13.50%         N/A
9/1/99)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Trinity  Core  Fund  Class C  (inception  -24.05%     -12.70%         N/A
9/17/99)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Trinity  Core  Fund  Class N  (inception  -23.39%     -15.70%         N/A
3/1/01)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Trinity  Core  Fund  Class Y  (inception  -22.08%     -11.09%         N/A
9/1/99)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Main Street Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A Shares Return Before Taxes        -24.05%      -1.70%        8.89%
(inception 2/3/88)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A Shares Return After Taxes         -24.27%      -2.68%        7.21%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A Shares Return After Taxes on      -14.65%      -1.25%        6.98%
Distributions and Sale of Fund Shares
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
S&P 500 Index (from 12/31/92)             -22.09%      -0.58%        9.34%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Main Street Fund Class B (inception       -20.06%      -1.60%        7.07%*
10/3/94)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Main Street Fund Class C (inception       -20.00%      -1.27%        6.66%*
12/1/93)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Main  Street  Fund  Class  N  (inception  -19.48%     -13.75%*        N/A
3/1/01)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Main  Street  Fund  Class  Y  (inception  -19.29%      -0.34%        4.36%*
11/1/96)
--------------------------------------------------------------------------------
*Or life-of-class

Average  annual total  returns for the Funds for the period ended March 31,
2003 are as follows:

---------------------------------------------------------------------------------
                                         Past       Past 5-years  Past 10 years
                                           1-year   (or           (or
                                                    life-of-class)life-of-class)
Trinity Core Fund
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Trinity Core Fund Class A (inception      -24.76%      -3.06%*         N/A
9/1/99)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
S & P 500 Index (from 8/31/99)            -24.75%        -3.76%      -10.38%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Trinity Core Fund Class B (inception      -25.21%      -3.80%*         N/A
9/1/99)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Trinity Core Fund Class C (inception      -25.27%      -3.79%*         N/A
9/1/99)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Trinity Core Fund Class N (inception      -24.67%       -13.67%*       N/A
3/1/01)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Trinity  Core  Fund  Class Y  (inception  -24.22%      -2.89%*         N/A
9/1/99)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Main Street Fund
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Main Street Fund Class A (inception       -23.03%      -3.06%         8.31%
2/3/88)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
S & P 500 Index (from 12/31/98)           -24.75%      -3.76%         8.53%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Main Street Fund Class B (inception       -23.66%      -3.80%         6.34%*
10/3/94)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Main Street Fund Class C (inception       -23.63%      -3.79%         6.07%*
12/1/93)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Main  Street  Fund  Class  N  (inception  -23.14%     -13.67%*         N/A
3/1/01)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Main  Street  Fund  Class  Y  (inception  -22.94%      -2.89%         3.65%*
11/1/96)
---------------------------------------------------------------------------------
*Or life-of-class.

The Funds' average annual total returns in the table include the applicable sales charges: for Class A shares of each Fund, the current maximum initial sales charge is 5.75%; for Class B shares of Oppenheimer
Trinity Core Fund, the contingent deferred sales charges is 5% (1-year),
3% (3-years) and 3% (life-of-class); for Class B shares of Oppenheimer
Main Street Fund, the contingent deferred sales charges of 5% (1-year),
3% (3-years) and 2% (5 years); and for Class C and Class N of each fund, the 1% contingent deferred sales charge for the 1-year period. Because
Class B shares convert to Class A shares 72 months after purchase, Class
B "life-of-class" performance does not include the contingent deferred sales charge and uses Class A performance for the period after conversion. There is no sales charge on Class Y shares.  The Funds'
returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares. The performance of the Funds' Class A shares is compared to the S&P 500 Index, an unmanaged index of equity securities.
Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, fees, expenses or taxes. The
Funds may have investments that vary from those in the index.

How Has The Fund  Performed?  below  is a  discussion  by  OpenheimerFunds, inc.,  of the fund's  performance  during its fiscal year ended  August 31,
2002,  followed by a graphical  comparison of the fund's  performance to an appropriate broad-based market index.

Management's  Discussion Of Performance.  During the fiscal year that ended
August 31, 2002,  Oppenheimer  Main Street Fund's  performance was strongly influenced by its disciplined,  quantitative-oriented  investment approach.
The  statistical  models  developed  and  employed by the Fund's  portfolio managers  accurately  suggested that smaller stocks in the large-cap  range would  outperform  larger ones. The Fund's  bottom-up  stock ranking system accounted for  approximately  80% of the Fund's excess returns  compared to the benchmark,  and was most effective  within the Consumer  Discretionary,
Health  Care  and  Financial  sectors.  Sector  allocation,  which  is also driven by the Fund's  bottom-up stock scoring models,  added the balance of the  excess  relative  returns  by  reducing  exposure  to the  Information
Technology and  Telecommunication  Services sectors and increasing exposure to Energy  stocks.  As a result,  the Fund's  performance  for the 12-month period was better than those of its benchmark,  the S&P 500 Index,  and the average of its peer group,  the Lipper Large Cap Core category.  The Fund's holdings, allocations and management strategies are subject to change.

Comparing  The Fund's  Performance  To The  Market.  The graphs that follow show the  performance  of a hypothetical  $10,000  investment in each class of shares of the Fund held until  August 31,  2002.  In the case of Class A shares,  performance  is measured  over a ten-year  period;  in the case of
Class B shares,  from the  inception  of the Class on October  3, 1994;  in the case of Class C shares,  from the  inception  of the Class on  December
1,  1993;  and in the case of Class Y  shares,  from the  inception  of the
Class on November 1, 1996.  In the case of Class N shares,  performance  is measured from  inception of the Class on March 1, 2001.  The graphs reflect the  deduction  of the maximum  initial  sales charge on Class A shares and the applicable  contingent  deferred sales charge for Class B, Class C, and
Class  N  shares   and   reinvestment   of  all   dividends   and   capital
distributions.

The Fund's  performance  is compared to the  performance  of the Standard &
Poor's  (S&P)  500  Index.  The S&P 500  Index  is a broad  based  index of
equity  securities  widely  regarded  as  a  general   measurement  of  the
performance  of  the  U.S.  equity  securities  market.  Index  performance reflects the  reinvestment  of  dividends  but does not consider the effect of capital gains or transaction  costs,  and none of the data in the graphs shows the effect of taxes. The Fund's  performance  reflects the effects of
Fund  business  and  operating  expenses.  While index  comparisons  may be useful to  provide  a  benchmark  for the  Fund's  performance,  it must be noted that the Fund's  investments  are not  limited to the  securities  in
the   S&P   500   Index,   which   tend  to  be   securities   of   larger,
well-capitalized companies.

Class A Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:
Main Street Fund (Class A) and S&P 500 Index.

[Line Graph]

---------------------------------------------------------------

        Date         Value of Investment in    S&P 500 Index
                              Fund

---------------------------------------------------------------
---------------------------------------------------------------

     03/31/1993              $9,425               $10,000

---------------------------------------------------------------
---------------------------------------------------------------

     06/30/1993              $9,753               $10,048

---------------------------------------------------------------
---------------------------------------------------------------

     09/30/1993              $11,147              $10,307

---------------------------------------------------------------
---------------------------------------------------------------

     12/31/1993              $11,795              $10,545

---------------------------------------------------------------
---------------------------------------------------------------

     03/31/1994              $11,766              $10,146

---------------------------------------------------------------
---------------------------------------------------------------

     06/30/1994              $11,152              $10,189

---------------------------------------------------------------
---------------------------------------------------------------

     09/30/1994              $11,803              $10,686

---------------------------------------------------------------
---------------------------------------------------------------

     12/31/1994              $11,614              $10,684

---------------------------------------------------------------
---------------------------------------------------------------

     03/31/1995              $12,533              $11,723

---------------------------------------------------------------
---------------------------------------------------------------

     06/30/1995              $13,440              $12,841

---------------------------------------------------------------
---------------------------------------------------------------

     09/30/1995              $14,613              $13,860

---------------------------------------------------------------
---------------------------------------------------------------

     12/31/1995              $15,188              $14,694

---------------------------------------------------------------
---------------------------------------------------------------

     03/31/1996              $16,041              $15,483

---------------------------------------------------------------
---------------------------------------------------------------

     06/30/1996              $16,432              $16,177

---------------------------------------------------------------
---------------------------------------------------------------

     09/30/1996              $16,672              $16,677

---------------------------------------------------------------
---------------------------------------------------------------

     12/31/1996              $17,572              $18,066

---------------------------------------------------------------
---------------------------------------------------------------

     03/31/1997              $17,844              $18,551

---------------------------------------------------------------
---------------------------------------------------------------

     06/30/1997              $20,138              $21,787

---------------------------------------------------------------
---------------------------------------------------------------

     09/30/1997              $21,752              $23,418

---------------------------------------------------------------
---------------------------------------------------------------

     12/31/1997              $22,245              $24,091

---------------------------------------------------------------
---------------------------------------------------------------

     03/31/1998              $24,471              $27,449

---------------------------------------------------------------
---------------------------------------------------------------

     06/30/1998              $25,643              $28,360

---------------------------------------------------------------
---------------------------------------------------------------

     09/30/1998              $22,815              $25,545

---------------------------------------------------------------
---------------------------------------------------------------

     12/31/1998              $27,848              $30,980

---------------------------------------------------------------
---------------------------------------------------------------

     03/31/1999              $28,609              $32,523

---------------------------------------------------------------
---------------------------------------------------------------

     06/30/1999              $30,634              $34,812

---------------------------------------------------------------
---------------------------------------------------------------

     09/30/1999              $29,174              $32,643

---------------------------------------------------------------
---------------------------------------------------------------

     12/31/1999              $32,616              $37,497

---------------------------------------------------------------
---------------------------------------------------------------

     03/31/2000              $33,921              $38,355

---------------------------------------------------------------
---------------------------------------------------------------

     06/30/2000              $32,919              $37,337

---------------------------------------------------------------
---------------------------------------------------------------

     09/30/2000              $33,230              $36,975

---------------------------------------------------------------
---------------------------------------------------------------

     12/31/2000              $30,027              $34,084

---------------------------------------------------------------
---------------------------------------------------------------

     03/31/2001              $26,912              $30,045

---------------------------------------------------------------
---------------------------------------------------------------

     06/30/2001              $28,123              $31,803

---------------------------------------------------------------
---------------------------------------------------------------

     09/30/2001              $24,892              $27,136

---------------------------------------------------------------
---------------------------------------------------------------

     12/31/2001              $26,886              $30,036

---------------------------------------------------------------
---------------------------------------------------------------

     03/31/2002              $27,217              $30,119

---------------------------------------------------------------
---------------------------------------------------------------

     06/30/2002              $24,826              $26,086

---------------------------------------------------------------
---------------------------------------------------------------

     09/30/2002              $20,731              $21,582

---------------------------------------------------------------
---------------------------------------------------------------

     12/31/2002              $21,664              $23,400

---------------------------------------------------------------
---------------------------------------------------------------

     03/31/2003              $20,948              $22,663

---------------------------------------------------------------

Class B Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:
Main Street Fund (Class B) and S&P 500 Index.

[Line Graph]

---------------------------------------------------------------

        Date         Value of Investment in    S&P 500 Index
                              Fund

---------------------------------------------------------------
---------------------------------------------------------------

     10/03/1994              $10,000              $10,000

---------------------------------------------------------------
---------------------------------------------------------------

     12/31/1994              $9,846               $9,998

---------------------------------------------------------------
---------------------------------------------------------------

     03/31/1995              $10,599              $10,971

---------------------------------------------------------------
---------------------------------------------------------------

     06/30/1995              $11,341              $12,017

---------------------------------------------------------------
---------------------------------------------------------------

     09/30/1995              $12,305              $12,971

---------------------------------------------------------------
---------------------------------------------------------------

     12/31/1995              $12,766              $13,751

---------------------------------------------------------------
---------------------------------------------------------------

     03/31/1996              $13,459              $14,489

---------------------------------------------------------------
---------------------------------------------------------------

     06/30/1996              $13,762              $15,138

---------------------------------------------------------------
---------------------------------------------------------------

     09/30/1996              $13,936              $15,607

---------------------------------------------------------------
---------------------------------------------------------------

     12/31/1996              $14,660              $16,906

---------------------------------------------------------------
---------------------------------------------------------------

     03/31/1997              $14,857              $17,360

---------------------------------------------------------------
---------------------------------------------------------------

     06/30/1997              $16,737              $20,388

---------------------------------------------------------------
---------------------------------------------------------------

     09/30/1997              $18,042              $21,916

---------------------------------------------------------------
---------------------------------------------------------------

     12/31/1997              $18,414              $22,545

---------------------------------------------------------------
---------------------------------------------------------------

     03/31/1998              $20,222              $25,687

---------------------------------------------------------------
---------------------------------------------------------------

     06/30/1998              $21,148              $26,540

---------------------------------------------------------------
---------------------------------------------------------------

     09/30/1998              $18,779              $23,906

---------------------------------------------------------------
---------------------------------------------------------------

     12/31/1998              $22,880              $28,992

---------------------------------------------------------------
---------------------------------------------------------------

     03/31/1999              $23,463              $30,436

---------------------------------------------------------------
---------------------------------------------------------------

     06/30/1999              $25,074              $32,577

---------------------------------------------------------------
---------------------------------------------------------------

     09/30/1999              $23,833              $30,548

---------------------------------------------------------------
---------------------------------------------------------------

     12/31/1999              $26,595              $25,090

---------------------------------------------------------------
---------------------------------------------------------------

     03/31/2000              $27,611              $35,894

---------------------------------------------------------------
---------------------------------------------------------------

     06/30/2000              $26,743              $34,940

---------------------------------------------------------------
---------------------------------------------------------------

     09/30/2000              $26,942              $34,602

---------------------------------------------------------------
---------------------------------------------------------------

     12/31/2000              $24,344              $31,896

---------------------------------------------------------------
---------------------------------------------------------------

     03/31/2001              $21,818              $28,117

---------------------------------------------------------------
---------------------------------------------------------------

     06/30/2001              $22,800              $29,762

---------------------------------------------------------------
---------------------------------------------------------------

     09/30/2001              $20,181              $25,395

---------------------------------------------------------------
---------------------------------------------------------------

     12/31/2001              $21,797              $28,108

---------------------------------------------------------------
---------------------------------------------------------------

     03/31/2002              $22,065              $28,186

---------------------------------------------------------------
---------------------------------------------------------------

     06/30/2002              $20,127              $24,412

---------------------------------------------------------------
---------------------------------------------------------------

     09/30/2002              $16,807              $20,197

---------------------------------------------------------------
---------------------------------------------------------------

     12/31/2002              $17,564              $21,899

---------------------------------------------------------------
---------------------------------------------------------------

     03/31/2003              $16,860              $21,209

---------------------------------------------------------------

Class C Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:
Main Street Fund (Class C) and S&P 500 Index.

[Line Graph]

---------------------------------------------------------------

        Date         Value of Investment in  S&P 500 Index
                     Fund

---------------------------------------------------------------
---------------------------------------------------------------

     12/01/1993              $10,000              $10,000

---------------------------------------------------------------
---------------------------------------------------------------

     12/31/1993              $10,467              $10,121

---------------------------------------------------------------
---------------------------------------------------------------

     03/31/1994              $10,415              $9,738

---------------------------------------------------------------
---------------------------------------------------------------

     06/30/1994              $9,856               $9,778

---------------------------------------------------------------
---------------------------------------------------------------

     09/30/1994              $10,412              $10,256

---------------------------------------------------------------
---------------------------------------------------------------

     12/31/1994              $10,225              $10,254

---------------------------------------------------------------
---------------------------------------------------------------

     03/31/1995              $11,011              $11,251

---------------------------------------------------------------
---------------------------------------------------------------

     06/30/1995              $11,790              $12,324

---------------------------------------------------------------
---------------------------------------------------------------

     09/30/1995              $12,791              $13,302

---------------------------------------------------------------
---------------------------------------------------------------

     12/31/1995              $13,269              $14,103

---------------------------------------------------------------
---------------------------------------------------------------

     03/31/1996              $13,993              $14,859

---------------------------------------------------------------
---------------------------------------------------------------

     06/30/1996              $14,308              $15,525

---------------------------------------------------------------
---------------------------------------------------------------

     09/30/1996              $14,487              $16,005

---------------------------------------------------------------
---------------------------------------------------------------

     12/31/1996              $15,240              $17,338

---------------------------------------------------------------
---------------------------------------------------------------

     03/31/1997              $15,449              $17,804

---------------------------------------------------------------
---------------------------------------------------------------

     06/30/1997              $17,405              $20,910

---------------------------------------------------------------
---------------------------------------------------------------

     09/30/1997              $18,761              $22,476

---------------------------------------------------------------
---------------------------------------------------------------

     12/31/1997              $19,152              $23,121

---------------------------------------------------------------
---------------------------------------------------------------

     03/31/1998              $21,026              $26,344

---------------------------------------------------------------
---------------------------------------------------------------

     06/30/1998              $21,990              $27,218

---------------------------------------------------------------
---------------------------------------------------------------

     09/30/1998              $19,532              $24,517

---------------------------------------------------------------
---------------------------------------------------------------

     12/31/1998              $23,791              $29,733

---------------------------------------------------------------
---------------------------------------------------------------

     03/31/1999              $24,398              $31,214

---------------------------------------------------------------
---------------------------------------------------------------

     06/30/1999              $26,073              $33,410

---------------------------------------------------------------
---------------------------------------------------------------

     09/30/1999              $24,782              $31,329

---------------------------------------------------------------
---------------------------------------------------------------

     12/31/1999              $27,662              $35,987

---------------------------------------------------------------
---------------------------------------------------------------

     03/31/2000              $28,711              $36,811

---------------------------------------------------------------
---------------------------------------------------------------

     06/30/2000              $27,815              $35,833

---------------------------------------------------------------
---------------------------------------------------------------

     09/30/2000              $28,016              $35,486

---------------------------------------------------------------
---------------------------------------------------------------

     12/31/2000              $25,266              $32,712

---------------------------------------------------------------
---------------------------------------------------------------

     03/31/2001              $22,603              $28,836

---------------------------------------------------------------
---------------------------------------------------------------

     06/30/2001              $23,580              $30,522

---------------------------------------------------------------
---------------------------------------------------------------

     09/30/2001              $20,832              $26,044

---------------------------------------------------------------
---------------------------------------------------------------

     12/31/2001              $22,456              $28,827

---------------------------------------------------------------
---------------------------------------------------------------

     03/31/2002              $22,698              $28,906

---------------------------------------------------------------
---------------------------------------------------------------

     06/30/2002              $20,661              $25,036

---------------------------------------------------------------
---------------------------------------------------------------

     09/30/2002              $17,220              $20,713

---------------------------------------------------------------
---------------------------------------------------------------

     12/31/2002              $17,965              $22,458

---------------------------------------------------------------
---------------------------------------------------------------

     03/31/2003              $17,334              $21,751

---------------------------------------------------------------

Class N Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:
Main Street Fund (Class N) and S&P 500 Index.

[Line Graph]

---------------------------------------------------------------

        Date         Value of Investment in    S&P 500 Index
                              Fund

---------------------------------------------------------------
---------------------------------------------------------------

     03/01/2001              $10,000              $10,000

---------------------------------------------------------------
---------------------------------------------------------------

     03/31/2001              $9,494               $9,367

---------------------------------------------------------------
---------------------------------------------------------------

     06/30/2001              $9,916               $9,915

---------------------------------------------------------------
---------------------------------------------------------------

     09/30/2001              $8,772               $8,460

---------------------------------------------------------------
---------------------------------------------------------------

     12/31/2001              $9,469               $9,364

---------------------------------------------------------------
---------------------------------------------------------------

     03/31/2002              $9,577               $9,390

---------------------------------------------------------------
---------------------------------------------------------------

     06/30/2002              $8,729               $8,132

---------------------------------------------------------------
---------------------------------------------------------------

     09/30/2002              $7,286               $6,728

---------------------------------------------------------------
---------------------------------------------------------------

     12/31/2002              $7,625               $7,295

---------------------------------------------------------------
---------------------------------------------------------------

     03/31/2003              $7,362               $7,065

---------------------------------------------------------------

Class Y Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:
Main Street Fund (Class Y) and S&P 500 Index.

[Line Graph]

---------------------------------------------------------------

        Date         Value of Investment in    S&P 500 Index
                              Fund

---------------------------------------------------------------
---------------------------------------------------------------

     11/01/1996              $10,000              $10,000

---------------------------------------------------------------
---------------------------------------------------------------

     12/31/1996              $10,427              $10,542

---------------------------------------------------------------
---------------------------------------------------------------

     03/31/1997              $10,605              $10,825

---------------------------------------------------------------
---------------------------------------------------------------

     06/30/1997              $11,974              $12,714

---------------------------------------------------------------
---------------------------------------------------------------

     09/30/1997              $12,943              $13,666

---------------------------------------------------------------
---------------------------------------------------------------

     12/31/1997              $13,241              $14,058

---------------------------------------------------------------
---------------------------------------------------------------

     03/31/1998              $14,574              $16,018

---------------------------------------------------------------
---------------------------------------------------------------

     06/30/1998              $15,281              $16,549

---------------------------------------------------------------
---------------------------------------------------------------

     09/30/1998              $13,604              $14,907

---------------------------------------------------------------
---------------------------------------------------------------

     12/31/1998              $16,604              $18,079

---------------------------------------------------------------
---------------------------------------------------------------

     03/31/1999              $17,071              $18,979

---------------------------------------------------------------
---------------------------------------------------------------

     06/30/1999              $18,281              $20,314

---------------------------------------------------------------
---------------------------------------------------------------

     09/30/1999              $17,416              $19,049

---------------------------------------------------------------
---------------------------------------------------------------

     12/31/1999              $19,487              $21,881

---------------------------------------------------------------
---------------------------------------------------------------

     03/31/2000              $20,264              $22,382

---------------------------------------------------------------
---------------------------------------------------------------

     06/30/2000              $19,686              $21,788

---------------------------------------------------------------
---------------------------------------------------------------

     09/30/2000              $19,890              $21,577

---------------------------------------------------------------
---------------------------------------------------------------

     12/31/2000              $17,972              $19,889

---------------------------------------------------------------
---------------------------------------------------------------

     03/31/2001              $16,113              $17,533

---------------------------------------------------------------
---------------------------------------------------------------

     06/30/2001              $16,846              $18,558

---------------------------------------------------------------
---------------------------------------------------------------

     09/30/2001              $14,918              $15,835

---------------------------------------------------------------
---------------------------------------------------------------

     12/31/2001              $16,124              $17,527

---------------------------------------------------------------
---------------------------------------------------------------

     03/31/2002              $16,332              $17,576

---------------------------------------------------------------
---------------------------------------------------------------

     06/30/2002              $14,903              $15,222

---------------------------------------------------------------
---------------------------------------------------------------

     09/30/2002              $12,445              $12,594

---------------------------------------------------------------
---------------------------------------------------------------

     12/31/2002              $13,014              $13,655

---------------------------------------------------------------
---------------------------------------------------------------

     03/31/2003              $12,585              $13,225

---------------------------------------------------------------

    What are other Key Features of the Funds?

                  The  description  of certain  key  features  of the Funds
    below is  supplemented  by each  Fund's  Prospectus  and  Statement  of
    Additional Information, which are incorporated by reference.

      Investment  Management  and Fees - The Manager  manages the assets of both Funds and makes  their  respective  investment  decisions.  Both Funds obtain  investment  management  services from the Manager  according to the terms of management  agreements  that are  substantially  identical.  Under the  management  agreements,  each Fund pays the Manager an advisory fee at the following rates that decline as each Fund's assets grow:

---------------------------------------------------------------------------------
           Trinity Core Fund                        Main Street Fund
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    0.75% of the first $200 million          0.65% of the first $200 million
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
     0.72% of the next $200 million          0.60% of the next $150 million
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
     0.69% of the next $200 million          0.55% of the next $150 million
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
     0.66% of the next $200 million          0.45% in excess of $500 million
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
      0.60% in excess of $800 million
---------------------------------------------------------------------------------
Based on average annual net assets of the respective Fund.

      The  management  fee for  Trinity  Core  Fund for the  twelve  months ended March 31,  2003 was 0.75% of the  average  annual net assets for each class of shares.  The  management  fee for Main  Street Fund for the twelve months  ended  March 31,  2003 was 0.46% of the  average  annual net assets for each  class of  shares.  The 12b-1  distribution  plans for both  Funds
are  substantially  similar.   However,  the  "Other  Expenses"  the  Funds
incurred,  including  transfer  agent fees and  custodial,  accounting  and legal  expenses,  have differed,  with Main Street Fund's "Other  Expenses"
being less than those of Trinity  Core Fund  because  Main Street Fund is a significantly larger fund.

---------------------------------------------------------------------------------
                 Management Fee  Distribution     Other Expenses Total Annual
                                 and/or 12b-1                    Operating
                                 Fees                            Expense
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Trinity     Core 0.75%           0.22%1           1.06%          2.03%
Fund   Class   A
shares
(12       months
ended 3/31/03)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Main      Street 0.46%           0.25%1           0.28%          0.99%
Fund   Class   A
Shares
(12       months
ended 3/31/03)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Pro Forma -      0.46%           0.25%            0.28%          0.99%
Combined at
3/31/03
---------------------------------------------------------------------------------
"Other  Expenses"  include  transfer agent fees and  custodial,  accounting and legal expenses the Funds pay. This chart is for  illustrative  purposes only.
1.  Class A shares  12b-1  fee is not full 25 basis  points  due to  monies invested by OppenheimerFunds, Inc.

      The net assets  under  management  for Main  Street Fund on March 31,
2003 were  $9,831,860,565  as compared to $7,750,176 for Trinity Core Fund.
Effective upon the Closing of the  Reorganization,  the management fee rate for Main Street  Fund is expected to be 0.46% of average  annual net assets
based  on   combined   assets  of  the   Funds  as  of  March   31,   2003.
Additionally,  the "Other  Expenses" of the surviving  Fund are expected to be the same as the "Other Expenses" of Main Street Fund.

      For a  detailed  description  of each  Fund's  investment  management agreement,  see  the  section  below  entitled  "Comparison  of  Investment
Objectives  and  Policies - How do the  Account  Features  and  Shareholder
Services for the Funds Compare?"

      Transfer   Agency  and   Custody   Services  -  Both  Funds   receive
shareholder  accounting and other clerical  services from  OppenheimerFunds
Services in its capacity as transfer  agent and dividend  paying agent.  It acts on an annual  per-account  fee basis for both Funds.  The terms of the transfer agency agreement for both Funds are substantially similar.

      Citibank, N.A. is the Custodian Bank for Trinity Core Fund and Main
Street Fund. They are located at 399 Park Avenue, New York, New York
10043.

      Distribution  Services  -  OppenheimerFunds  Distributor,  Inc.  (the
"Distributor")  acts as the principal  underwriter  in a continuous  public offering of shares of both Funds,  but is not  obligated to sell a specific number of  shares.  Both Funds have  adopted a Service  Plan and  Agreement under Rule 12b-1 of the  Investment  Company  Act for their Class A shares.
The  Service  Plan  provides  for  the  reimbursement  to  OppenheimerFunds
Distributor,  Inc.  (the  "Distributor"),   for  a  portion  of  its  costs
incurred  in  connection  with the  personal  service  and  maintenance  of accounts  that  hold  Class A shares  of the  respective  Funds.  Under the
Class A Service  Plans,  reimbursement  is made quarterly at an annual rate that may not  exceed  0.25% of the  average  annual  net  assets of Class A shares of the  respective  Funds.  The  Distributor  currently  uses all of those  fees to  compensate  dealers,  brokers,  banks and  other  financial institutions  quarterly for providing  personal  service and maintenance of accounts  of their  customers  that hold  Class A shares of the  respective
Funds.

      Both  Funds  have  adopted   Distribution   and  Service   Plans  and
Agreements  under Rule  12b-1 of the  Investment  Company  Act for Class B,
Class C and Class N shares.  These plans  compensate  the  Distributor  for its  services and costs in  connection  with the  distribution  of Class B,
Class C and Class N shares and the  personal  service  and  maintenance  of shareholder  accounts.  Under each Class B and Class C Plan,  the Funds pay the  Distributor  a  service  fee at an  annual  rate of 0.25%  of  average annual net  assets and an  asset-based  sales  charge at an annual  rate of
0.75% of  average  annual  net  assets.  Under  each Class N Plan the Funds pay the  Distributor  a service  fee at an annual  rate of 0.25% of average annual net  assets and an  asset-based  sales  charge at an annual  rate of
0.25% of average  annual net assets.  All fee  amounts are  computed on the average  annual net assets of the class  determined as of the close of each regular  business  day  of  each  Fund.  The  Distributor  uses  all of the service fees to  compensate  dealers for  providing  personal  services and maintenance  of accounts of their  customers that hold shares of the Funds.
The  Class B and  Class N  asset-based  sales  charge  is  retained  by the
Distributor.  After the first year,  the Class C  asset-based  sales charge is paid to the  broker-dealer  as an ongoing  concession  for  shares  that have  been  outstanding  for a year  or  more.  The  terms  of  the  Funds'
respective Distribution and Service Plans are substantially similar.

      For  a  detailed  description  of  each  Fund's  distribution-related
services,   see  the  section  below  titled   "Comparison   of  Investment
Objectives  and  Policies - How do the  Account  Features  and  Shareholder
Services for the Funds Compare?"

      Purchases,  Redemptions,  Exchanges and other Shareholder  Services -
Both Funds have the same  requirements  and restrictions in connection with purchases,  redemptions and exchanges.  In addition,  each Fund also offers
the  same  types  of  shareholder   services.   More  detailed  information
regarding  purchases,  redemptions,  exchanges and shareholder services can be found  below in the  section  below  titled  "Comparison  of  Investment
Objectives  and  Policies - How do the  Account  Features  and  Shareholder
Services for the Funds Compare?"

      Dividends  and   Distributions   -  Both  Funds   declare   dividends
separately  for each class of shares from net  investment  income  annually and pay those  dividends to  shareholders in December on a date selected by the Board of each Fund.

      For a detailed  description  of each Fund's  policy on dividends  and
distributions,   see  the  section   entitled   "Comparison  of  Investment
Objectives  and  Policies - How do the  Account  Features  and  Shareholder
Services for the Funds Compare?"

What are the Principal Risks of an Investment in Main Street Fund?

      As with  most  investments,  investments  in  Main  Street  Fund  and
Trinity Core Fund  involve  risks.  There can be no guarantee  against loss resulting  from  an  investment  in  either  Fund,  nor  can  there  be any assurance  that either  Fund will  achieve its  investment  objective.  The risks  associated  with an  investment  in each Fund are  similar.  Because both  Funds  invest  primarily  in stocks of U.S.  companies,  the value of each  Fund's  portfolio  will be  affected  by  changes  in the U.S.  stock markets.  The  prices  of  individual  stocks  do not all  move in the same direction  uniformly  at the same time and the  volatility  of their prices at  times  may  be  great.  A  particular  company's  stock  price  can  be affected by, among other  things,  a poor  earnings  report,  loss of major customers,  major litigation against the company,  or changes in government regulations affecting the company or its industry.

      For more  information  about  the risks of the  Funds,  see "What are the Main  Risks  Associated  with  Investments  in the  Funds?"  under  the heading "Comparison of Investment Objectives and Policies."

                      REASONS FOR THE REORGANIZATION

      At a  meeting  of the Board of  Trustees  of  Trinity  Core Fund held
April 17,  2003,  the Board  considered  whether  to approve  the  proposed
Reorganization   and   reviewed   and   discussed   with  the  Manager  and
independent  legal counsel the materials  provided by the Manager  relevant to the proposed  Reorganization.  Included in the materials was information with respect to the Funds' respective  investment  objectives and policies,
management   fees,   distribution   fees  and  other  operating   expenses,
historical performance and asset size.

      The Board reviewed  information  demonstrating that Trinity Core Fund is a relatively  smaller fund with  approximately  $7,750,176 in net assets as of March 31,  2003.  The Board  anticipates  that  Trinity  Core  Fund's assets  will not  increase  substantially  in size in the near  future.  In comparison,  Main  Street  Fund  had  approximately  $9,831,860,565  in net assets as of March 31, 2003.  After the  Reorganization,  the  shareholders of Trinity  Core Fund would  become  shareholders  of a larger fund that is anticipated  to have lower  overall  operating  expenses  than Trinity Core
Fund. Economies of scale may benefit shareholders of Trinity Core Fund.

      The  Board   considered   the  fact  that  both  Funds  have  similar
investment objectives.  Additionally,  the Board considered that both Funds invest a  substantial  portion  of their  assets in  common  stocks of U.S.
companies.

      The Board noted that Main Street Fund's  management  fee is currently lower than that of Trinity Core Fund. The Board also  considered  that Main
Street Fund's  performance  has been  slightly  better than that of Trinity
Core Fund.

      The  Board  also   considered  that  the  procedures  for  purchases,
exchanges  and  redemptions  of shares of both Funds are identical and that both Funds offer the same investor services and options.

      The  Board  also   considered   the  terms  and   conditions  of  the
Reorganization,  including  that there would be no sales charge  imposed in effecting the  Reorganization  and that the  Reorganization  is expected to be a  tax-free  reorganization.  The  Board  concluded  that  Trinity  Core
Fund's  participation  in the  transaction  is in the best interests of the
Fund  and its  shareholders,  notwithstanding  that  the  lower  pro  forma expenses of the  combined  funds  (relative  to Trinity  Core Fund) and the historically  better  performance of Main Street Fund is subject to change, and  that  the  Reorganization  would  not  result  in a  dilution  of  the interests of existing shareholders of Trinity Core Fund.

      After  consideration  of the above  factors,  and such other  factors and  information  as the Board of Trinity  Core Fund deemed  relevant,  the
Board,  including  the  Trustees  who  are  not  "interested  persons"  (as defined in the  Investment  Company Act) of either Trinity Core Fund or the
Manager   (the   "Independent   Trustees"),    unanimously   approved   the
Reorganization  and the  Reorganization  Agreement  and voted to  recommend its approval to the shareholders of Trinity Core Fund.

      The   Board  of  Main   Street   Fund   also   determined   that  the
Reorganization  was in the  best  interests  of Main  Street  Fund  and its shareholders  and that no  dilution  would  result  to those  shareholders.
Main  Street  Fund  shareholders  do not  vote on the  Reorganization.  The
Board  of  Main  Street   Fund,   including   the   Independent   Trustees,
unanimously approved the Reorganization and the Reorganization Agreement.

      For the  reasons  discussed  above,  the Board,  on behalf of Trinity
Core Fund,  recommends that you vote FOR the Reorganization  Agreement.  If shareholders  of  Trinity  Core  Fund  do not  approve  the  Reorganization
Agreement, the Reorganization will not take place.

                   INFORMATION ABOUT THE REORGANIZATION

This is only a summary of the  Reorganization  Agreement.  You should  read the actual form of Reorganization Agreement. It is attached as Exhibit A.

How Will the Reorganization be Carried Out?

      If the  shareholders of Trinity Core Fund approve the  Reorganization
Agreement,  the  Reorganization  will take place after  various  conditions are  satisfied  by  Trinity  Core  Fund and  Main  Street  Fund,  including delivery of certain  documents.  The closing  date is  presently  scheduled for August 29,  2003 and the  Valuation  Date is  presently  scheduled  for
August 28, 2003.

      If  shareholders  of Trinity  Core Fund  approve  the  Reorganization
Agreement,   Trinity   Core  Fund  will   deliver  to  Main   Street   Fund
substantially  all of its net  assets on the  closing  date.  In  exchange, shareholders  of Trinity Core Fund will receive  Class A, Class B, Class C,
Class N and Class Y Main  Street  Fund  shares  that have a value  equal to the dollar  value of the  assets  delivered  by  Trinity  Core Fund to Main
Street  Fund.   Trinity  Core  Fund  will  then  be   liquidated   and  its
outstanding  shares  will  be  cancelled.   The  stock  transfer  books  of
Trinity  Core Fund will be  permanently  closed at the close of business on the  Valuation  Date.  Only  redemption  requests  received by the Transfer
Agent in proper form on or before the close of  business  on the  Valuation
Date  will  be  fulfilled  by  Trinity  Core  Fund.   Redemption   requests
received  after that time will be  considered  requests to redeem shares of
Main Street Fund.

      Shareholders  of Trinity  Core Fund who vote their  Class A, Class B,
Class C,  Class N and  Class Y shares in favor of the  Reorganization  will be electing in effect to redeem  their  shares of Trinity  Core Fund at net asset value on the  Valuation  Date,  after  Trinity Core Fund  subtracts a cash  reserve,  and  reinvest  the  proceeds  in Class A, Class B, Class C,
Class N and Class Y shares of Main  Street  Fund at net  asset  value.  The cash  reserve is that amount of cash retained by Trinity Core Fund which is deemed sufficient  in the  discretion  of the Board for the  payment of the Fund's outstanding  debts and  expenses  of  liquidation incurred on or before the Closing
Date of Reorganiztion.  Trinity Core Fund will cease to exist on the Closing Date.
Main Street Fund is not
assuming  any  debts of  Trinity  Core  Fund  except  debts  for  unsettled securities  transactions  and outstanding  dividend and redemption  checks.
Trinity  Core  Fund  will  recognize  capital  gain or loss on any sales of portfolio securities made prior to the Reorganization.

      Under  the  Reorganization  Agreement,  within  one  year  after  the
Closing  Date,  Trinity Core Fund shall:  (a) either pay or make  provision for all of its debts and taxes;  and (b) either (i) transfer any  remaining amount of the cash reserve to Main Street Fund,  if such  remaining  amount is not  material  (as  defined  below) or (ii)  distribute  such  remaining amount to the  shareholders  of Trinity Core Fund who were  shareholders on the Valuation  Date.  The  remaining  amount shall be deemed to be material if the amount to be  distributed,  after  deducting the estimated  expenses of the  distribution,  equals or  exceeds  one cent per share of the number of Trinity  Core Fund shares  outstanding  on the  Valuation  Date.  If the cash  reserve  is  insufficient  to  satisfy  any of  Trinity  Core  Fund's
liabilities,   the  Manager  will  assume   responsibility   for  any  such
unsatisfied  liability.  Within one year after the  Closing  Date,  Trinity
Core Fund will complete its liquidation.

      Under  the  Reorganization  Agreement,  either  Trinity  Core Fund or
Main Street Fund may abandon and  terminate  the  Reorganization  Agreement for any  reason  and  there  shall be no  liability  for  damages  or other recourse  available  to the  other  Fund,  provided,  however,  that in the event that one of the Funds  terminates this Agreement  without  reasonable cause,  it shall,  upon demand,  reimburse the other Fund for all expenses,
including   reasonable   out-of-pocket   expenses  and  fees   incurred  in
connection with this Agreement.

      To the  extent  permitted  by law,  the  Funds may agree to amend the
Reorganization  Agreement  without  shareholder  approval.  They  may  also agree to terminate  and abandon the  Reorganization  at any time before or, to the extent  permitted  by law,  after the  approval of  shareholders  of
Trinity Core Fund.

Who Will Pay the Expenses of the Reorganization?

      The cost of printing  and  mailing  the  proxies and this  Prospectus and Proxy  Statement  will be borne by Trinity  Core Fund.  Those  printing
costs  and  mailing   costs  are   estimated   to  be  $9,000  and  $5,000,
respectively.  The  Funds  will  bear  the  cost of  their  respective  tax opinions.  Any documents  such as existing  prospectuses  or annual reports that are included in the proxy mailing or at a  shareholder's  request will be a cost  of the  Fund  issuing  the  document.  Any  other  out-of-pocket expenses  associated with the  Reorganization  will be paid by the Funds in the amounts incurred by each.

What are the Tax Consequences of the Reorganization?

      The   Reorganization   is   intended   to   qualify   as  a  tax-free
reorganization  for federal income tax purposes under Section  368(a)(1) of
the  Internal   Revenue  Code  of  1986,  as  amended.   Based  on  certain
assumptions  and  representations  received from Trinity Core Fund and Main
Street  Fund,  it is expected to be the opinion of KPMG LLP, tax advisor to
Trinity  Core  Fund,  that  shareholders  of  Trinity  Core  Fund  will not recognize  any gain or loss for federal  income tax purposes as a result of the  exchange  of their  shares for shares of Main  Street  Fund,  and that shareholders  of Main Street Fund will not  recognize any gain or loss upon receipt of  Trinity  Core  Fund's  assets.  If this type of tax  opinion is not  forthcoming,  the  Fund  may  still  choose  to go  forward  with  the reorganization,  pending  re-solicitation  of shareholders  and shareholder approval.  In  addition,  neither  Fund is expected to  recognize a gain or loss as a result of the Reorganization.

      Immediately  prior to the Valuation Date,  Trinity Core Fund will pay a  dividend  which  will have the effect of  distributing  to Trinity  Core
Fund's  shareholders  all of Trinity  Core  Fund's net  investment  company taxable  income for taxable  years  ending on or prior to the Closing  Date
(computed  without  regard to any deduction for dividends  paid) and all of its net  capital  gains,  if any,  realized in taxable  years  ending on or prior to the Closing Date (after  reduction for any available  capital loss carry-forward).  Such  dividends  will be included in the taxable income of
Trinity  Core  Fund's  shareholders  as ordinary  income and capital  gain, respectively.

      You will  continue to be  responsible  for tracking the purchase cost and  holding  period of your  shares and should  consult  your tax  advisor regarding  the  effect,  if any,  of the  Reorganization  in  light of your individual  circumstances.  You should also  consult your tax advisor as to state and local and other tax consequences,  if any, of the  Reorganization because this discussion only relates to federal income tax consequences.

What should I know about Class A, Class B, Class C, Class N and Class Y shares of Main Street Fund?

      The  rights  of  shareholders  of both  Funds are  substantially  the same.  Class A,  Class B,  Class C,  Class N and/or  Class Y shares of Main
Street  Fund  will be  distributed  to  shareholders  of Class A,  Class B,
Class  C,   Class  N  and/or   Class  Y  shares  of   Trinity   Core  Fund,
respectively,  in connection  with the  Reorganization.  Each share will be fully  paid and  nonassessable  when  issued  will  have no  preemptive  or conversion  rights  and will be  transferable  on the books of Main  Street
Fund.  Each Fund's  Declaration of Trust contains an express  disclaimer of shareholder or Trustee liability for the Fund's  obligations,  and provides for  indemnification  and reimbursement of expenses out of its property for any shareholder held personally  liable for its  obligations.  Neither Fund permits  cumulative  voting.  The  shares  of  Main  Street  Fund  will  be recorded  electronically in each  shareholder's  account.  Main Street Fund will  then  send  a  confirmation  to  each  shareholder.  Shareholders  of
Trinity Core Fund holding  certificates  representing their shares will not be  required  to  surrender  their  certificates  in  connection  with  the reorganization.  However,  former  shareholders  of Trinity Core Fund whose shares  are  represented  by  outstanding  share  certificates  will not be allowed to redeem,  transfer  or pledge  class  shares of Main  Street Fund they receive in the  Reorganization  until the exchanged  Trinity Core Fund certificates have been returned to the Transfer Agent.

      Like  Trinity  Core Fund,  Main Street Fund does not  routinely  hold annual shareholder meetings.

             COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

      This section  describes key investment  policies of Trinity Core Fund and Main  Street  Fund,  and  certain  noteworthy  differences  between the investment objectives and policies of the two Funds.

      Are  there  any  significant   differences   between  the  investment
objectives and strategies of the Funds?

      In considering  whether to approve the  Reorganization,  shareholders of  Trinity  Core  Fund  should  consider  the  differences  in  investment objectives,  policies  and risks of the Funds.  Further  information  about
Main Street Fund is set forth in its  Prospectus,  which  accompanies  this
Prospectus   and   Proxy   Statement   and  is   incorporated   herein   by
reference.  Additional  information  about  both  Funds  is  set  forth  in
their   Statements   of   Additional   Information,   Annual   Reports  and
Semi-Annual  Reports,  which may be obtained  upon  request to the Transfer
Agent.  See "Information  about Trinity Core Fund" and  "Information  about
Main Street Fund."

      Trinity  Core  Fund and Main  Street  Fund  have  similar  investment objectives.  Trinity Core Fund's investment  objective is to seek long-term
Main  Street of capital.  Main Street  Fund's  investment  objective  is to seek a high total return. In seeking their investment  objectives,  Trinity
Core  Fund and Main  Street  Fund  utilize a  similar  investing  strategy.
Trinity  Core Fund  invests in common  stocks that are  included in the S&P
500.  Main Street Fund  currently  invests  mainly in common stocks of U.S.
companies  of  different   capitalization  ranges,  presently  focusing  on
large-capitalization  issuers.  Both funds are managed with a  quantitative investment  process.  Both Funds invest in a similar universe of companies, although Main Street has a larger potential investment universe.

      If the  reorganization is approved,  Main Street Fund will retain its benchmark against the S&P 500 Index.

What are the Main Risks Associated with an investment in the Funds?

      Like all  investments,  an investment  in both of the Funds  involves risk.  There is no  assurance  that  either  Fund will meet its  investment objective.  The  achievement  of  the  Funds'  goals  depends  upon  market conditions,  generally,  and  on the  portfolio  manager's  analytical  and portfolio  management  skills.  The risks described below collectively form the risk profiles of the
Funds,  and can  affect  the value of the  Funds'  investments,  investment performance  and  prices  per  share.  There  is also the  risk  that  poor securities  selection  by the Manager  will cause the Fund to  underperform other  funds  having a similar  objective.  These  risks  mean that you can lose  money by  investing  in either  Fund.  When you redeem  your  shares, they may be worth more or less than what you paid for them.

How Do the Investment Policies of the Funds Compare?

      Trinity Core Fund  invests in common  stocks that are included in the
S&P  500.  Main  Street  Fund  invests  mainly  in  common  stocks  of U.S.
companies  of  different   capitalization  ranges,  presently  focusing  on
large-capitalization issuers.

Other  Equity  Securities.  While Main Street Fund  emphasizes  investments in common  stocks,  it can also buy preferred  stocks and  securities
      convertible   into  common   stock.   The  Manager   considers   some
      convertible  securities  to be  "equity  equivalents"  because of the conversion  feature and in that case their  rating has less impact on the  Manager's  investment  decision  than in the case of other  debt securities.  Trinity Core Fund, in contrast,  only  purchases  common stocks included in the S&P 500 Index.

Foreign Securities.  Main Street Fund can buy securities of companies or governments in any country, developed or underdeveloped. While there is no limit on the amount of Main Street Fund's assets that may be invested in foreign securities, the Manager does not currently invest significant amounts of its assets in foreign securities. While foreign securities offer special investment opportunities, they also have special risks.

      The change in value of a foreign  currency  against  the U.S.  dollar will  result  in a change  in the  U.S.  dollar  value of  securities denominated  in that foreign  currency.  Additional  risks of foreign securities  include higher  transaction  and operating  costs for the
      Fund;  foreign  issuers  are not subject to the same  accounting  and disclosure  requirements  that apply to U.S.  companies;  and lack of uniform  accounting,  auditing and financial  reporting  standards in
      foreign   countries   comparable  to  those  applicable  to  domestic
      issuers.  Trinity  Core Fund  limits its stock  investments  to stock trades in U.S. exchanges.

Derivatives.  Main Street Fund can invest in a number of different kinds of "derivative" investments. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. In the broadest sense, options, futures contracts, and other hedging instruments Main Street Fund might use may be considered
      "derivative" investments.  Main Street Fund currently does not use derivatives to a significant degree and is not required to use them in seeking its objective.

      Derivatives have risks. If the issuer of the derivative investment does not pay the amount due, Main Street Fund can lose money on the investment. The underlying security or investment on which a derivative is based, and the derivative itself, may not perform the way the Manager expected it to. As a result of these risks Main
      Street Fund could realize less principal or income from the investment than expected or its hedge might be unsuccessful. As a result, Main Street Fund's share prices could fall.  Certain derivative investments held by Main Street Fund might be illiquid.
      Trinity Core Fund does not invest in derivative securities.

    Hedging.  Main Street Fund can buy and sell futures contracts, put and call options, forward contracts and options on futures and securities indices. These are all referred to as "hedging
      instruments."  Some of these strategies would hedge Main Street
      Fund's portfolio against price fluctuations. Other hedging strategies, such as buying futures and call options, would tend to increase Main Street Fund's exposure to the securities market.

      There are also special risks in particular hedging strategies.
      Options trading involves the payment of premiums and can increase portfolio turnover.  If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the strategy could reduce Main Street Fund's return.

Temporary  Defensive  Investments.  In times of adverse or unstable market, economic  or  political  conditions,  both Funds can invest up to 100%
     of its  assets in  temporary  defensive  investments.  Generally  they would be high-quality,  short-term money market  instruments,  such as
     a  U.S.   government   securities,   highly  rated  commercial  paper,
     short-term  corporate debt  obligations or repurchase  agreements.  To the extent either Fund invests  defensively  in these  securities,  it might not achieve its investment objective.

Illiquid and Restricted  Securities.  Investments  may be illiquid  because they do not have an active  trading  market,  making it  difficult  to value them or dispose  of them  promptly  at an  acceptable  price.  A restricted  security is one that has a contractual  restriction on its resale or which cannot be sold publicly  until it is registered  under the  Securities  Act of 1933.  Main  Street  Fund will not invest more than  10%  (the  Board  can  increase  that  limit  to 15%) of its net assets in  illiquid or  restricted  securities.  The Manager  monitors holdings  of  illiquid  securities  on an ongoing  basis to  determine whether to sell any holdings to maintain adequate  liquidity.  Trinity
     Core Fund will not  invest  more than 10% in  illiquid  or  restricted securities.

What are the fundamental investment restrictions of the Funds?

      Both Trinity  Core Fund and Main Street Fund have certain  additional investment  restrictions that,  together with their investment  objectives,
are  fundamental   policies,   changeable  only  by  shareholder  approval.
Generally,  these  investment  restrictions  are similar  between the Funds and are discussed below.

o     Neither  Fund can  concentrate  investments.  That means they  cannot invest 25% or more of its total assets in any industry.  However,  there is no limitation on investments in U.S. government securities.

o     Neither  Fund  can  buy  or  sell  real  estate.  However,  they  can
   purchase   readily-marketable   securities  of  companies  holding  real
   estate or interests in real estate.

o     The  Funds  cannot  underwrite  securities  of  other  companies.   A
   permitted  exception  is in case a Fund is deemed  to be an  underwriter under the Securities  Act of 1933 when reselling any securities  held in its own portfolio.

o     Neither  Fund  can  issue  "senior  securities,"  but  this  does not prohibit  certain  investment  activities  for which assets of the Funds
   are   designated  as  segregated,   or  margin,   collateral  or  escrow
   arrangements  are  established,   to  cover  the  related   obligations.
   Examples  of  those  activities   include   borrowing   money,   reverse
   repurchase  agreements,  delayed-delivery  and when-issued  arrangements for  portfolio  securities  transactions,  and  contracts to buy or sell derivatives, hedging instruments, options or futures.

o     Neither  Fund  can  invest  in  physical   commodities   or  physical
   commodity  contracts.  However,  it may buy and sell hedging instruments permitted by any of its other investment policies.

o     Neither  Fund can buy  securities  issued  or  guaranteed  by any one issuer  if  more  than 5% of its  total  assets  would  be  invested  in securities  of that  issuer  or if it would  then  own more  than 10% of that issuer's  voting  securities.  That  restriction  applies to 75% of the Fund's total assets.  The limit does not apply to securities  issued by the U.S.  government  or any of its  agencies  or  instrumentalities.
   This means  that both Funds are  presently  a  "diversified"  investment company under the 1940 Act.

o     Trinity  Core Fund cannot  borrow  money except from banks in amounts not in  excess  of 5% of its  assets  as a  temporary  measure  to  meet redemptions.  Main  Street  Fund  cannot  borrow  money in  excess of 33
   1/3% of the value of its total assets  (including the amount  borrowed).
   Main  Street  Fund  may  borrow  only  from  banks   and/or   affiliated
   investment  companies.  With respect to this  fundamental  policy,  Main
   Street Fund can borrow only if IT  Nmaintains  a 300% ratio of assets to borrowings  at all  times in the  manner  set  forth  in the  Investment
   Company Act of 1940.

o     Neither  Fund can  make  loans.  However,  they  can  invest  in debt securities that the Fund's investment  policies and restrictions  permit it to  purchase.  The  Funds may also lend  their  portfolio  securities and enter into repurchase agreements.

o     Trinity Core Fund cannot  mortgage,  pledge or otherwise  hypothecate any of its  assets.  However,  this  does not  prohibit  the  Fund  from escrow  arrangements  contemplated by the put and call activities of the
   Fund or other  collateral or margin  arrangements in connection with any of the  hedging  instruments  permitted  by any of its  other  policies.
   Main Street Fund does not have a similar policy.

o     Trinity  Core Fund  cannot  invest in  companies  for the  purpose of acquiring  control or  management  of them.  Main  Street  Fund does not have a similar policy.

How do the Account Features and Shareholder Services for the Funds
Compare?

      Investment   Management-   Pursuant  to  each   investment   advisory
agreement,  the  Manager  acts as the  investment  advisor  for both Funds.
For  Trinity  Core  Fund,  the  Manager  has  retained  Trinity  Investment
Management,  the Sub-Advisor,  to provide day-to-day  portfolio  management for  Trinity  Core Fund.  The  sub-advisory  fee is paid by the Manager out of its  management  fee. If  shareholders  of Trinity Core Fund approve the
Reorganization,   the  Sub-Advisory   Agreement  between  the  Manager  and
Trinity Investment Management will terminate.

      The  investment  advisory  agreements  state  that the  Manager  will provide  administrative  services for the Funds,  including compilation and maintenance of records,  preparation and filing of reports  required by the
SEC,  reports to  shareholders,  and  composition  of proxy  statements and registration  statements  required  by Federal and state  securities  laws.
Further,  the  Sub-Advisor  has  agreed to furnish  the Funds  with  office space,  facilities  and equipment and arrange for its employees to serve as officers of the Funds.  The  administrative  services to be provided by the
Manager  under  the  investment  advisory  agreement  will  be at  its  own expense.

      Expenses  not  expressly  assumed by the  Manager  under each  Fund's advisory  agreement or by the Distributor  under the General  Distributor's
Agreement are paid by the Funds.  The investment  advisory  agreements list examples  of  expenses  paid by the Funds,  the major  categories  of which
relate  to  interest,   taxes,  brokerage  commissions,   fees  to  certain
Trustees,   legal  and  audit   expenses,   custodian  and  transfer  agent
expenses,  share issuance costs,  certain printing and  registration  costs and non-recurring expenses, including litigation costs.

      Both investment  advisory  agreements  generally  provide that in the absence  of  willful  misfeasance,  bad  faith,  gross  negligence  in  the performance  of its duties or reckless  disregard  of its  obligations  and duties under the investment advisory  agreement,  the Manager is not liable for any loss  sustained  by reason of good  faith  errors or  omissions  in
connection  with  any  matters  to  which  the  agreement(s)   relate.  The
agreements  permit the Manager to act as  investment  advisor for any other person,  firm or corporation.  Pursuant to each  agreement,  the Manager is
permitted  to  use  the  name   "Oppenheimer"   in  connection  with  other
investment  companies  for  which  it may  act  as  investment  advisor  or general  distributor.  If the  Manager  shall no longer  act as  investment advisor to the Funds,  the Manager may  withdraw  the right of the Funds to use the name "Oppenheimer" as part of their names.

      The  Manager  is  controlled  by  Oppenheimer  Acquisition  Corp.,  a holding  company  owned  in part by  senior  officers  of the  Manager  and ultimately  controlled by Massachusetts  Mutual Life Insurance  Company,  a
mutual  life  insurance   company  that  also  advises  pension  plans  and
investment  companies.  The Manager has been an  investment  advisor  since
January  1960.  The  Manager  (including  subsidiaries  and  an  affiliate)
managed more than $120  billion in assets as of March 31,  2003,  including more  than 65 funds  with more than 5  million  shareholder  accounts.  The
Manager is located at 498 Seventh  Avenue,  10th Floor,  New York, New York
10018.  OppenheimerFunds  Services,  a  division  of the  Manager,  acts as transfer and  shareholder  servicing agent on an annual  per-account  basis for both  Trinity  Core Fund and Main  Street  Fund and for  certain  other open-end funds managed by the Manager and its affiliates.

      Distribution  - Pursuant  to General  Distributor's  Agreements,  the
Distributor acts as principal  underwriter in a continuous  public offering of shares of Trinity Core Fund and Main Street Fund,  but is not  obligated to sell a specific  number of shares.  Expenses  normally  attributable  to
sales,   including  advertising  and  the  cost  of  printing  and  mailing prospectuses  other than those  furnished  to  existing  shareholders,  are borne by the  Distributor,  except for those for which the  Distributor  is paid under each Fund's Rule 12b-1  Distribution  and Service Plan described below.

      Both  Funds  have  adopted a Service  Plan and  Agreement  under Rule
12b-1 of the Investment  Company Act for their Class A shares.  The Service
Plan provides for the  reimbursement  to the  Distributor  for a portion of
its  costs   incurred  in   connection   with  the  personal   service  and
maintenance  of  accounts  that  hold  Class  A  shares.  Under  the  plan, reimbursement  is made  quarterly  at an annual  rate  that may not  exceed
0.25% of the  average  annual  net  assets of Class A shares of the  Funds.
The  Distributor  currently  uses all of those fees to compensate  dealers, brokers,  banks and other  financial  institutions  quarterly  for expenses they incur in providing  personal  service and  maintenance  of accounts of their customers that hold Class A shares.

      Both Funds have  adopted  Distribution  and Service  Plans under Rule
12b-1 of the 1940 Act for their  Class B,  Class C and Class N shares.  The
Funds' Plans  compensate the  Distributor  for its services in distributing
Class B,  Class C and Class N shares  and  servicing  accounts.  Under both
Funds' Plans,  the Funds pay the  Distributor an  asset-based  sales charge at an annual  rate of 0.75% of Class B and  Class C  assets,  and an annual asset-based  sales  charge  of  0.25% on Class N  shares.  The  Distributor also  receives a service fee 0.25% of average  annual net assets under each plan.  All fee  amounts are  computed  on the average  annual net assets of the class  determined as of the close of each regular  business day of each
Fund.  The  Distributor   uses  all  of  the  service  fees  to  compensate
broker-dealers   for  providing   personal   services  and  maintenance  of
accounts  of their  customers  that hold  shares of the Funds.  The Class B and Class N  asset-based  sales  charges are  retained by the  Distributor.
After the first year,  the Class C  asset-based  sales  charges are paid to broker-dealers  who  hold  or  whose  clients  hold  Class C  shares  as an ongoing  concession  for shares  that have been  outstanding  for a year or more.

      Purchases   and   Redemptions   -  Both   Funds   are   part  of  the
OppenheimerFunds  family of mutual funds.  The  procedures  for  purchases, exchanges  and  redemptions  of shares of the Funds are  identical.  Shares of either  Fund may be  exchanged  for  shares  of the same  class of other
Oppenheimer  funds  offering such shares.  Exchange  privileges are subject to amendment or termination at any time.

      Both Funds have the same initial and  subsequent  minimum  investment amounts  for the  purchase  of shares.  These  amounts  are $1,000 and $50, respectively.  Both Funds have a maximum  initial  sales charge of 5.75% on
Class A shares for  purchases  of less than  $25,000.  The sales  charge of
5.75% is  reduced  for  purchases  of Class A shares  of  $25,000  or more.
Investors  who  purchase  $1  million  or more of  Class  A  shares  pay no initial  sales  charge  but may  have to pay a  contingent  deferred  sales charge of up to 1% if the shares are sold  within 18  calendar  months from the  beginning  of the calendar  month  during  which they were  purchased.
Class B shares of the Funds are sold  without a front-end  sales charge but may  be  subject  to a  contingent  deferred  sales  charge  ("CDSC")  upon redemption  depending  on the length of time the shares are held.  The CDSC begins at 5% for shares  redeemed  in the first year and  declines to 1% in the  sixth  year  and is  eliminated  after  that.  Class C  shares  may be purchased  without an  initial  sales  charge,  but if  redeemed  within 12 months of buying them,  a CDSC of 1% may be  deducted.  Class N shares are, purchased  without an  initial  sales  charge,  but if  redeemed  within 18 months of the retirement  plan's first  purchase of N shares,  a CDSC of 1%
may be deducted.

      Class  A,  Class  B,  Class C,  Class N and  Class Y  shares  of Main
Street  Fund  received  in the  Reorganization  will be issued at net asset value,  without a sales  charge and no CDSC will be imposed on any  Trinity
Core Fund shares  exchanged  for Main Street Fund shares as a result of the
Reorganization.  However,  any CDSC  that  applies  to  Trinity  Core  Fund shares as of the date of the  exchange  will carry over to Main Street Fund shares received in the Reorganization.

      Shareholder    Services--Both   Funds   also   offer   the   following
privileges:  (i)  Right of  Accumulation,  (ii)  Letter  of  Intent,  (iii)
reinvestment of dividends and  distributions  at net asset value,  (iv) net asset  value  purchases  by certain  individuals  and  entities,  (v) Asset
Builder  (automatic   investment)  Plans,  (vi)  Automatic  Withdrawal  and
Exchange  Plans for  shareholders  who own  shares  of the Funds  valued at
$5,000  or more,  (vii)  AccountLink  and  PhoneLink  arrangements,  (viii)
exchanges  of shares for shares of the same  class of certain  other  funds at net  asset  value,  and  (ix)  telephone  and  Internet  redemption  and exchange  privileges.  All of such services and  privileges  are subject to amendment  or  termination  at any time and are subject to the terms of the
Funds' respective prospectuses.

      Dividends   and   Distributions   -  Both  Funds  intend  to  declare
dividends  separately for each class of shares from net  investment  income on an annual basis and to pay those  dividends to  shareholders in December on a date  selected by the Board of Trustees  of each Fund.  Dividends  and the  distributions  paid on Class A,  Class B,  Class C, Class N or Class Y
shares  may  vary  over  time,   depending   on  market   conditions,   the
composition   of  the  Funds'   portfolios,   and  expenses  borne  by  the
particular  class  of  shares.  Dividends  paid  on  Class  A  shares  will generally  be higher  than those paid on Class B, Class C, Class N or Class
Y shares,  which  normally  have  higher  expenses  than Class A. The Funds have no fixed  dividend  rates and there can be no  guarantee  that  either
Fund will pay any dividends or distributions.

      Either  Fund may  realize  capital  gains  on the  sale of  portfolio securities.  If  it  does,  it  may  make  distributions  out  of  any  net short-term  or  long-term  capital  gains in  December  of each  year.  The
Funds may make  supplemental  distributions  of dividends and capital gains following the end of their fiscal years.

                            VOTING INFORMATION

How many votes are necessary to approve the Reorganization Agreement?

      The   affirmative   vote  of  the  holders  of  a  "majority  of  the
outstanding  voting  securities" (as defined in the Investment Company Act)
of  Trinity  Core  Fund  voting  in  the  aggregate  and  not by  class  is necessary  to approve the  Reorganization  Agreement  and the  transactions contemplated  thereby.  As defined in the Investment  Company Act, the vote of a majority of the  outstanding  shares means the vote of (1) 67% or more of the Trinity Core Fund's  outstanding  shares present at a meeting if the holders  of  more  than  50% of the  outstanding  shares  of the  Fund  are present  or  represent  by  proxy;  or (2)  more  than  50%  of the  Fund's outstanding  shares,  whichever is less. Each  shareholder will be entitled to  one  vote  for  each  full  share,  and  a  fractional  vote  for  each fractional  share  of  Trinity  Core  Fund  held  on the  Record  Date.  If sufficient  votes to approve the  proposal  are not received by the date of the Meeting,  the Meeting may be adjourned to permit  further  solicitation of proxies.  The  holders of a majority  of shares  entitled to vote at the
Meeting and present in person or by proxy  (whether  or not  sufficient  to
constitute   a  quorum)  may   adjourn   the  Meeting  to  permit   further
solicitation of proxies.

How do I ensure my vote is accurately recorded?

      You can vote in either of two ways:

o     By mail, with the enclosed proxy card.
o     In person at the Meeting.
o     By Telephone.

      A proxy card is, in  essence,  a ballot.  If you simply sign and date the proxy but give no voting  instructions,  your  shares  will be voted in favor of the  Reorganization  Agreement.  Shareholders  may also be able to vote by telephone to the extent permitted by state law.

Can I revoke my proxy?

      Yes.  You may  revoke  your  proxy at any time  before it is voted by
(i) writing to the  Secretary of Trinity  Core Fund at 498 Seventh  Avenue,
34th  Floor,  New York,  New York  10018 (if  received  in time to be acted upon);  (ii)  attending the Meeting and voting in person;  or (iii) signing and returning a  later-dated  proxy (if returned and received in time to be voted).

What other matters will be voted upon at the Meeting?

      The Board of Trustees  of Trinity  Core Fund does not intend to bring any matters  before the Meeting  other than those  described in this proxy.
It is not aware of any other  matters to be brought  before the  Meeting by others.  If any other  matters  legally come before the Meeting,  the proxy ballots confer  discretionary  authority with respect to such matters,  and it is the  intention  of the  persons  named  to  vote  proxies  to vote in accordance with their judgment in such matters.

Who is entitled to vote?

      Shareholders  of  record  of  Trinity  Core  Fund  at  the  close  of business  on July 9, 2003 (the  "record  date") will be entitled to vote at the Meeting.  On  ________,  there were  ____________outstanding  shares of
Trinity   Core  Fund,   consisting   of   _____________   Class  A  shares,
____________  Class B shares,  ___________ Class C shares,  _________ Class
N shares and ________  Class Y shares.  On __________  there were _________
outstanding  shares of Main Street Fund,  consisting of ___________ Class A shares,  __________  Class B shares,  _________  Class C shares,  _________
Class  N  shares  and  _________  Class  Y  shares.   Proxies  representing
abstentions  and  broker   non-votes  will  be  included  for  purposes  of
determining  whether  a  quorum  is  present  at the  Meeting,  but will be treated  as  votes  not  cast  and,  therefore,  will  not be  counted  for purposes of  determining  whether the matters and  proposals and motions to be voted  upon at the  Meeting  have been  approved.  For  purposes  of the
Meeting,  a majority of shares  outstanding  and entitled to vote,  present in person  or  represented  by proxy,  constitutes  a quorum.  Main  Street
Fund shareholders do not vote on the Reorganization.

What other solicitations will be made?

      Trinity  Core  Fund will  request  broker-dealer  firms,  custodians, nominees  and  fiduciaries  to forward  proxy  material  to the  beneficial owners  of  the  shares  of  record,  and  may  reimburse  them  for  their reasonable  expenses  incurred in connection with such proxy  solicitation.
In  addition to  solicitations  by mail,  officers of Trinity  Core Fund or officers and  employees of  OppenheimerFunds  Services,  without extra pay,
may  conduct  additional   solicitations  personally  or  by  telephone  or
telegraph.  Any  expenses  so  incurred  will be borne by  OppenheimerFunds
Services.  Proxies  may  also be  solicited  by a proxy  solicitation  firm hired at Trinity  Core  Fund's  expense.  If a proxy  solicitation  firm is hired,  it is anticipated  that the cost to Trinity Core Fund of engaging a proxy  solicitation  firm would not  exceed  $32,000,  plus the  additional
costs  which  would  be  incurred  in  connection  with  contacting   those
shareholders   who  have   not   voted,   in  the   event  of  a  need  for
resolicitation of votes.

      Shares  owned of record by  broker-dealers  for the  benefit of their customers  ("street  account  shares")  will be voted by the  broker-dealer based on  instructions  received  from its  customers.  If no  instructions are received,  and the broker-dealer does not have  discretionary  power to vote such street account  shares under  applicable  stock  exchange  rules, the shares  represented  thereby  will be  considered  to be present at the
Meeting   for   purposes   of  only   determining   the   quorum   ("broker
non-votes").  Because of the need to obtain a vote of the  majority  of the outstanding  voting  securities  for the  Reorganization  proposal to pass, abstentions  and  broker  non-votes  will  have the same  effect  as a vote
"against" the Proposal.

Are there appraisal rights?

      No.  Under  the  Investment  Company  Act,  shareholders  do not have
rights  of   appraisal  as  a  result  of  the   Reorganization.   Although
appraisal  rights  are  unavailable,  you have the  right  to  redeem  your shares at net asset value until the  closing  date for the  Reorganization.
After the  closing  date,  you may redeem  your new Main Street Fund shares
or   exchange   them  into   shares   of   certain   other   funds  in  the
OppenheimerFunds  family  of  mutual  funds,  subject  to the  terms of the prospectuses of both funds.

                       INFORMATION ABOUT MAIN STREET FUND

      Information  about Main Street Fund (File No.  811-5360)  is included in Main Street Fund's  Prospectus  dated  October 23, 2002 as  supplemented
April 30,  2003 and Annual  Report  dated  August 31,  2003,  each of which
accompany  and  are   considered  a  part  of  this  Proxy   Statement  and
Prospectus.  Additional  information about Main Street Fund is included the
Fund's  Statement of  Additional  Information  dated  October 23, 2002,  as supplemented  April 30, 2003,  its Annual  Report and  Semi-Annual  Reports
dated  August 31, 2002 and  February  28,  2003,  respectively,  which have been  filed  with the SEC and are  incorporated  herein by  reference.  You may  request  a free  copy of these  materials  and  other  information  by
calling   1.800.708.7780   or  by   writing   to   Main   Street   Fund  at
OppenheimerFunds  Services,  P.O. Box 5270,  Denver,  CO 80217. Main Street
Fund also files proxy  materials,  reports and other  information  with the
SEC in accordance  with the  informational  requirements  of the Securities and  Exchange  Act of  1934  and  the  1940  Act.  These  materials  can be inspected  and copied at: the SEC's Public  Reference  Room in  Washington,
D.C.  (Phone:  1.202.942.8090)  or the EDGAR database on the SEC's Internet website at  http://www.sec.gov.  Copies may be obtained  upon  payment of a duplicating  fee  by  electronic  request  at  the  SEC's  e-mail  address:
PUBLICINFO@SEC.GOV  or by writing to the SEC's  Public  Reference  Section,
------------------
Washington, D.C. 20549-0102.

                       INFORMATION ABOUT TRINITY CORE FUND

Information about Trinity Core Fund (File No. 811-9361) is included in the current Trinity Core Fund Prospectus. This document has been filed with the SEC and is incorporated by reference herein.  Additional information about Trinity Core Fund is also included in the Fund's
Statement of Additional Information dated September 24, 2002, as revised
October 15, 2002, Annual Report dated July 31, 2002 and Semi-Annual
Report dated January 31, 2003, which have been filed with the SEC and are incorporated by reference herein.  You may request free copies of these or other documents relating to Trinity Core Fund by calling
1.800.708.7780 or by writing to OppenheimerFunds Services, P.O. Box 5270,
Denver, CO 80217. Reports and other information filed by Trinity Core
Fund can be inspected and copied at: the SEC's Public Reference Room in
Washington, D.C.  (Phone: 1.202.942.8090) or the EDGAR database on the
SEC's Internet web-site at http://www.sec.gov.  Copies may be obtained upon payment of a duplicating fee by electronic request at the SEC's
e-mail address: PUBLICINFO@SEC.GOV or by writing to the SEC's Public
                ------------------
Reference Section, Washington, D.C. 20549-0102.

                             PRINCIPAL SHAREHOLDERS

As of July 9, 2003,  the officers  and Trustees of Trinity Core Fund,  as a group,  owned  less than 1% of the  outstanding  voting  shares of  Trinity
Core Fund.  As of July 9,  2003,  the only  persons  who owned of record or was known by the Trinity Core Fund to own  beneficially  or of record 5% or more of any class of the Fund's outstanding shares were as follows:

By Order of the Board of Trustees

Robert G. Zack, Secretary

June 18, 2003

                      EXHIBITS TO THE COMBINED PROXY
                         STATEMENT AND PROSPECTUS

Exhibit
-------

A     Agreement and Plan of Reorganization between Oppenheimer Trinity
      Core Fund and Oppenheimer Main Street Fund

                                                                  EXHIBIT A

                   AGREEMENT AND PLAN OF REORGANIZATION

          AGREEMENT AND PLAN OF REORGANIZATION  (the  "Agreement")  dated as of
    __________,  2003 by and between  Oppenheimer  Trinity Core Fund  ("Trinity
    Core Fund"),  a Massachusetts  business trust and  Oppenheimer  Main Street
    Fund ("Main  Street  Fund"),  a series of  Oppenheimer  Main Street  Funds,
    Inc., a Massachusetts business trust.

                                 W I T N E S S E T H:

          WHEREAS,  the parties are each open-end  investment  companies of the management type; and

          WHEREAS,   the   parties   hereto   desire   to   provide   for   the
    reorganization  pursuant to Section  368(a)(1) of the Internal Revenue Code of 1986,  as  amended  (the  "Code"),  of  Trinity  Core Fund  through  the acquisition  by Main  Street  Fund of  substantially  all of the  assets of
    Trinity  Core  Fund  in  exchange  for  the  voting  shares  of  beneficial interest  ("shares")  of Class A,  Class B,  Class C,  Class N and  Class Y
    shares  of Main  Street  Fund and the  assumption  by Main  Street  Fund of certain  liabilities  of Trinity  Core Fund,  which Class A, Class B, Class
    C,  Class N and Class Y shares of Main  Street  Fund are to be  distributed by Trinity Core Fund pro rata to its  shareholders in complete  liquidation of Trinity Core Fund and complete cancellation of its shares;

          NOW,  THEREFORE,  in  consideration  of the  mutual  promises  herein contained, the parties hereto agree as follows:

          1.    The parties  hereto  hereby  adopt this  Agreement  and Plan of
    Reorganization  (the  "Agreement")  pursuant  to Section  368(a)(1)  of the
    Code as follows:  The  reorganization  will be comprised of the acquisition by Main  Street  Fund of  substantially  all of the assets of Trinity  Core
    Fund in  exchange  for  Class A,  Class B,  Class  C,  Class N and  Class Y
    shares  of Main  Street  Fund and the  assumption  by Main  Street  Fund of certain  liabilities of Trinity Core Fund,  followed by the distribution of such Class A,  Class B, Class C, Class N and Class Y shares of Main  Street
    Fund to the Class A,  Class B,  Class C,  Class N and Class Y  shareholders of  Trinity  Core Fund in  exchange  for their  Class A,  Class B, Class C,
    Class N and Class Y shares of Trinity  Core Fund,  all upon and  subject to the terms of the Agreement hereinafter set forth.

                The  share   transfer  books  of  Trinity  Core  Fund  will  be
    permanently  closed  at the close of  business  on the  Valuation  Date (as hereinafter  defined) and only redemption  requests received in proper form on or prior  to the  close  of  business  on the  Valuation  Date  shall be fulfilled by Trinity  Core Fund;  redemption  requests  received by Trinity
    Core Fund after that date shall be treated as requests  for the  redemption of the shares of Main Street Fund to be distributed  to the  shareholder in question as provided in Section 5 hereof.

      2.    On the Closing  Date (as  hereinafter  defined),  all of the assets of Trinity  Core Fund on that date,  excluding  a cash  reserve  (the "cash
    reserve")  to  be  retained  by  Trinity  Core  Fund   sufficient   in  its
    discretion  for  the  payment  of  the  expenses  of  Trinity  Core  Fund's
    dissolution  and  its  liabilities,   but  not  in  excess  of  the  amount
    contemplated  by Section  10E,  shall be delivered as provided in Section 8 to Main Street Fund,  in exchange for and against  delivery to Trinity Core
    Fund on the  Closing  Date of a number of Class A,  Class B, Class C, Class
    N and Class Y shares of Main Street  Fund,  having an  aggregate  net asset
    value  equal  to  the  value  of  the  assets  of  Trinity   Core  Fund  so
    transferred and delivered.

      3.    The net  asset  value  of Class A,  Class B,  Class C,  Class N and
    Class Y shares of Main  Street  Fund and the value of the assets of Trinity
    Core  Fund to be  transferred  shall in each case be  determined  as of the close of business of The New York Stock  Exchange  on the  Valuation  Date.
    The  computation  of the net asset  value of the Class A, Class B, Class C,
    Class N and Class Y shares of Main  Street  Fund and the Class A,  Class B,
    Class C, Class N and Class Y shares of  Trinity  Core Fund shall be done in the manner used by Main Street  Fund and Trinity  Core Fund,  respectively, in the  computation  of such net  asset  value  per  share as set  forth in their  respective  prospectuses.  The  methods  used by Main Street Fund in such  computation  shall be  applied  to the  valuation  of the  assets  of
    Trinity Core Fund to be transferred to Main Street Fund.

            Trinity Core Fund shall declare and pay,  immediately  prior to the
    Valuation Date, a dividend or dividends  which,  together with all previous such  dividends,  shall have the  effect of  distributing  to Trinity  Core
    Fund's  shareholders all of Trinity Core Fund's investment  company taxable income for taxable  years ending on or prior to the Closing Date  (computed without  regard to any dividends  paid) and all of its net capital gain, if any,  realized  in taxable  years  ending on or prior to the  Closing  Date
    (after reduction for any capital loss carry-forward).

      4.    The   closing   (the   "Closing")   shall  be  at  the  offices  of
    OppenheimerFunds,  Inc. (the "Agent"),  6803 S Tucson Way,  Centennial,  CO
    80112,  on such  time or such  place as the  parties  may  designate  or as provided  below (the  "Closing  Date").  The  business  day  preceding  the
    Closing Date is herein referred to as the "Valuation Date."

            In  the  event  that  on  the  Valuation  Date  either  party  has, pursuant to the  Investment  Company Act of 1940,  as amended  (the "Act"), or any rule,  regulation or order  thereunder,  suspended the redemption of its  shares or  postponed  payment  therefore,  the  Closing  Date shall be postponed  until the first  business  day after the date when both  parties have ceased such suspension or  postponement;  provided,  however,  that if such  suspension  shall  continue  for a  period  of  60  days  beyond  the
    Valuation  Date,  then the other party to the Agreement  shall be permitted to  terminate  the  Agreement  without  liability  to either party for such termination.

    5.      In   conjunction   with  the  Closing,   Trinity  Core  Fund  shall
    distribute  on a pro rata basis to the  shareholders  of Trinity  Core Fund as of the  Valuation  Date  Class A,  Class B, Class C, Class N and Class Y
    shares of Main  Street Fund  received  by Trinity  Core Fund on the Closing
    Date  in  exchange  for  the  assets  of  Trinity  Core  Fund  in  complete liquidation  of Trinity Core Fund; for the purpose of the  distribution  by
    Trinity  Core  Fund of Class  A,  Class B,  Class  C,  Class N and  Class Y
    shares of Main  Street  Fund to  Trinity  Core  Fund's  shareholders,  Main
    Street  Fund will  promptly  cause its  transfer  agent to:  (a)  credit an appropriate  number  of Class  A,  Class B,  Class C,  Class N and  Class Y
    shares of Main  Street  Fund on the books of Main Street Fund to each Class
    A, Class B, Class C, Class N and Class Y  shareholder  of Trinity Core Fund in  accordance  with a list (the  "Shareholder  List") of Trinity Core Fund
    shareholders   received  from  Trinity  Core  Fund;   and  (b)  confirm  an
    appropriate  number  of Class  A,  Class B,  Class C,  Class N and  Class Y
    shares of Main  Street  Fund to each Class A, Class B, Class C, Class N and
    Class Y shareholder of Trinity Core Fund;  certificates  for Class A shares of Main  Street  Fund  will be  issued  upon  written  request  of a former
    shareholder  of  Trinity  Core  Fund  but  only  for  whole  shares,   with
    fractional  shares  credited to the name of the shareholder on the books of
    Main Street  Fund and only after any share  certificates  for Trinity  Core
    Fund are returned to the transfer agent.

            The Shareholder  List shall  indicate,  as of the close of business on the  Valuation  Date,  the  name  and  address  of each  shareholder  of
    Trinity  Core  Fund,  indicating  his or her share  balance.  Trinity  Core
    Fund  agrees to supply the  Shareholder  List to Main Street Fund not later
    than  the  Closing  Date.   Shareholders   of  Trinity  Core  Fund  holding
    certificates  representing  their shares shall not be required to surrender their  certificates  to  anyone  in  connection  with  the  reorganization.
    After  the  Closing   Date,   however,   it  will  be  necessary  for  such
    shareholders to surrender their  certificates in order to redeem,  transfer or pledge the shares of Main Street Fund which they received.

      6.    Within one year after the  Closing  Date,  Trinity  Core Fund shall
    (a)  either pay or make  provision  for  payment of all of its  liabilities and taxes,  and (b) either (i)  transfer any  remaining  amount of the cash reserve to Main Street Fund,  if such  remaining  amount (as reduced by the estimated  cost of  distributing  it to  shareholders)  is not material (as
    defined  below)  or  (ii)   distribute   such   remaining   amount  to  the
    shareholders  of Trinity Core Fund on the Valuation  Date.  Such  remaining amount  shall be deemed to be  material  if the  amount to be  distributed, after deduction of the estimated  expenses of the  distribution,  equals or exceeds  one cent  per  share  of  Trinity  Core  Fund  outstanding  on the
    Valuation Date.

      7.    Prior to the  Closing  Date,  there shall be  coordination  between the parties as to their  respective  portfolios so that, after the Closing,
    Main  Street  Fund  will  be in  compliance  with  all  of  its  investment policies  and  restrictions.  At  the  Closing,  Trinity  Core  Fund  shall deliver  to Main  Street  Fund  two  copies  of a list  setting  forth  the securities  then owned by Trinity  Core Fund.  Promptly  after the Closing,
    Trinity Core Fund shall  provide Main Street Fund a list setting  forth the respective federal income tax bases thereof.

      8.    Portfolio   securities  or  written  evidence  acceptable  to  Main
    Street Fund of record  ownership  thereof by The  Depository  Trust Company or through the Federal  Reserve Book Entry  System or any other  depository approved by Trinity  Core Fund  pursuant to Rule 17f-4 and Rule 17f-5 under the Act shall be endorsed and  delivered,  or  transferred  by  appropriate transfer  or  assignment  documents,  by Trinity  Core Fund on the  Closing
    Date to Main Street Fund, or at its  direction,  to its custodian  bank, in proper form for transfer in such  condition as to constitute  good delivery thereof in accordance  with the custom of brokers and shall be  accompanied by all necessary  state transfer  stamps,  if any. The cash delivered shall be in the form of  certified  or bank  cashiers'  checks or by bank wire or intra-bank  transfer  payable  to the  order  of Main  Street  Fund for the account  of Main  Street  Fund.  Class  A,  Class B,  Class C,  Class N and
    Class Y shares of Main  Street  Fund  representing  the  number of Class A,
    Class B,  Class C,  Class N and Class Y shares of Main  Street  Fund  being delivered  against the assets of Trinity Core Fund,  registered in the name of Trinity  Core Fund,  shall be  transferred  to Trinity  Core Fund on the
    Closing  Date.  Such shares  shall  thereupon  be assigned by Trinity  Core
    Fund to its  shareholders  so that the  shares of Main  Street  Fund may be distributed as provided in Section 5.

      If, at the Closing  Date,  Trinity  Core Fund is unable to make  delivery under  this  Section  8 to  Main  Street  Fund  of  any  of  its  portfolio securities  or cash for the reason  that any of such  securities  purchased by  Trinity  Core  Fund,  or  the  cash  proceeds  of a sale  of  portfolio securities,  prior to the Closing  Date have not yet been  delivered  to it or Trinity Core Fund's  custodian,  then the delivery  requirements of this
    Section  8 with  respect  to said  undelivered  securities  or cash will be waived and  Trinity  Core Fund will  deliver to Main  Street  Fund by or on the  Closing  Date with  respect  to said  undelivered  securities  or cash executed  copies of an  agreement or  agreements  of  assignment  in a form reasonably  satisfactory  to Main  Street  Fund,  together  with such other documents,  including  a due bill or due  bills and  brokers'  confirmation slips as may reasonably be required by Main Street Fund.

      9.    Main  Street  Fund  shall not assume the  liabilities  (except  for portfolio  securities  purchased which have not settled and for shareholder redemption  and dividend  checks  outstanding)  of Trinity  Core Fund,  but
    Trinity  Core Fund will,  nevertheless,  use its best  efforts to discharge all known  liabilities,  so far as may be  possible,  prior to the  Closing
    Date.  The cost of printing  and  mailing the proxies and proxy  statements will be borne by  Trinity  Core  Fund.  Trinity  Core Fund and Main  Street
    Fund will bear the cost of their  respective  tax  opinion.  Any  documents such as existing  prospectuses  or annual reports that are included in that mailing  will  be a cost  of the  Fund  issuing  the  document.  Any  other
    out-of-pocket   expenses  of  Main  Street  Fund  and  Trinity   Core  Fund
    associated  with  this  reorganization,  including  legal,  accounting  and transfer  agent  expenses,  will be borne  by  Trinity  Core  Fund and Main
    Street Fund, respectively, in the amounts so incurred by each.

      10.   The  obligations of Main Street Fund hereunder  shall be subject to the following conditions:

      A.    The Board of  Trustees of Trinity  Core Fund shall have  authorized the execution of the Agreement,  and the  shareholders of Trinity Core Fund shall  have  approved  the  Agreement  and  the  transactions  contemplated hereby,  and  Trinity  Core Fund shall have  furnished  to Main Street Fund copies of  resolutions  to that effect  certified  by the  Secretary or the
    Assistant  Secretary of Trinity Core Fund; such shareholder  approval shall have been by the  affirmative  vote required by the  Massachusetts  Law and its charter  documents at a meeting for which  proxies have been  solicited by the Proxy Statement and Prospectus (as hereinafter defined).

      B.    Main  Street Fund shall have  received  an opinion  dated as of the
    Closing  Date from  counsel to Trinity  Core Fund,  to the effect  that (i)
    Trinity  Core Fund is a business  trust duly  organized,  validly  existing and in good  standing  under  the laws of the State of  Massachusetts  with full  corporate  powers to carry on its  business  as then being  conducted and to enter  into and  perform  the  Agreement;  and (ii) that all  action necessary to make the  Agreement,  according to its terms,  valid,  binding and  enforceable  on Trinity  Core Fund and to  authorize  effectively  the transactions  contemplated  by the  Agreement  have been  taken by  Trinity
    Core Fund.  Massachusetts counsel may be relied upon for this opinion.

      C.    The  representations  and warranties of Trinity Core Fund contained herein  shall be true and correct at and as of the Closing  Date,  and Main
    Street  Fund  shall  have  been   furnished   with  a  certificate  of  the
    President,  or  a  Vice  President,  or  the  Secretary  or  the  Assistant
    Secretary or the  Treasurer  of Trinity Core Fund,  dated as of the Closing
    Date, to that effect.

D.    On the Closing Date,  Trinity Core Fund shall have  furnished to Main
      Street Fund a  certificate  of the  Treasurer or  Assistant  Treasurer of
      Trinity  Core Fund as to the amount of the capital  loss  carry-over  and net  unrealized  appreciation  or  depreciation,  if any, with respect to
      Trinity Core Fund as of the Closing Date.

E.    The  cash  reserve  shall  not  exceed  10% of the  value  of the net assets, nor 30% in value
    of the gross  assets,  of Trinity Core Fund at the close of business on the
    Valuation Date.

F.    A  Registration  Statement  on Form N-14  filed by Main  Street  Fund under the Securities  Act of 1933, as amended (the "1933 Act"),  containing a  preliminary  form of the Proxy  Statement  and  Prospectus,  shall  have become effective under the 1933 Act.

      G.    On the  Closing  Date,  Main  Street  Fund  shall  have  received a
    letter  of  Robert  G.  Zack  or  other   senior   executive   officer   of
    OppenheimerFunds,  Inc.  acceptable  to  Main  Street  Fund,  stating  that nothing  has  come to his or her  attention  which  in his or her  judgment would  indicate  that as of the  Closing  Date  there  were  any  material, actual or  contingent  liabilities  of  Trinity  Core Fund  arising  out of litigation  brought against  Trinity Core Fund or claims  asserted  against it, or pending  or to the best of his or her  knowledge  threatened  claims or litigation  not  reflected in or apparent  from the most recent  audited financial  statements and footnotes  thereto of Trinity Core Fund delivered to  Main  Street  Fund.  Such  letter  may  also  include  such  additional statements  relating  to the scope of the review  conducted  by such person and his or her  responsibilities  and  liabilities as are not  unreasonable under the circumstances.

H.    Main  Street Fund shall have  received  an  opinion,  dated as of the
    Closing Date,  of KPMG LLP, to the same effect as the opinion  contemplated by Section 11.E. of the Agreement.

11.   Main  Street  Fund  shall have  received  at the  Closing  all of the assets of Trinity  Core Fund to be conveyed  hereunder,  which assets shall
    be  free  and  clear  of  all  liens,  encumbrances,   security  interests,
    restrictions  and limitations  whatsoever.  The obligations of Trinity Core
    Fund hereunder shall be subject to the following conditions:

      A.    The Board of Trustees  of Main  Street  Fund shall have  authorized
    the  execution  of  the  Agreement,   and  the  transactions   contemplated
    thereby,  and Main Street Fund shall have  furnished  to Trinity  Core Fund copies of  resolutions  to that effect  certified  by the  Secretary or the
    Assistant Secretary of Main Street Fund.

      B.    Trinity   Core  Fund's   shareholders   shall  have   approved  the
    Agreement  and the  transactions  contemplated  hereby,  by an  affirmative vote  required  by the  Massachusetts  Law and its  charter  documents  and
    Trinity  Core  Fund  shall  have  furnished  Main  Street  Fund  copies  of resolutions  to that effect  certified  by the  Secretary  or an  Assistant
    Secretary of Trinity Core Fund.

      C.    Trinity  Core Fund shall have  received an opinion  dated as of the
    Closing  Date from  counsel to Main  Street  Fund,  to the effect  that (i)
    Main Street Fund is a business trust duly organized,  validly  existing and in good standing under the laws of the Commonwealth of  Massachusetts  with full powers to carry on its business as then being  conducted  and to enter into and perform the  Agreement;  (ii) all  actions  necessary  to make the
    Agreement,  according to its terms,  valid,  binding and  enforceable  upon
    Main   Street  Fund  and  to   authorize   effectively   the   transactions
    contemplated  by the  Agreement  have been taken by Main Street  Fund,  and
    (iii)  the  shares of Main  Street  Fund to be  issued  hereunder  are duly
    authorized  and  when  issued  will  be  validly  issued,   fully-paid  and
    non-assessable,   except  as  set  forth  under  "Shareholder  and  Trustee
    Liability"  in Main Street  Fund's  Statement  of  Additional  Information.
    Massachusetts counsel may be relied upon for this opinion.

      D.    The  representations  and  warranties of Main Street Fund contained herein  shall  be true  and  correct  at and as of the  Closing  Date,  and
    Trinity  Core Fund  shall have been  furnished  with a  certificate  of the
    President,  a Vice  President or the Secretary or the  Assistant  Secretary
    or the  Treasurer  of the  Trust to that  effect  dated  as of the  Closing
    Date.

      E.    Trinity  Core Fund  shall have  received  an opinion of KPMG LLP to the  effect  that the  federal  tax  consequences  of the  transaction,  if carried  out in the manner  outlined  in the  Agreement  and in  accordance with  (i)  Trinity  Core  Fund's  representation  that  there is no plan or intention  by any  Trinity  Core  Fund  shareholder  who owns 5% or more of
    Trinity Core Fund's  outstanding  shares,  and, to Trinity Core Fund's best knowledge,  there  is no plan or  intention  on the  part of the  remaining
    Trinity  Core Fund  shareholders,  to redeem,  sell,  exchange or otherwise
    dispose  of  a  number  of  Main  Street   Fund  shares   received  in  the
    transaction  that would reduce  Trinity Core Fund  shareholders'  ownership of Main  Street  Fund  shares to a number of shares  having a value,  as of the  Closing  Date,  of less than 50% of the  value of all of the  formerly outstanding  Trinity  Core Fund  shares as of the same  date,  and (ii) the representation  by each of Trinity Core Fund and Main Street Fund that,  as of the Closing  Date,  Trinity  Core Fund and Main Street Fund will qualify as regulated  investment  companies or will meet the  diversification  test of Section 368(a)(2)(F)(ii) of the Code, will be as follows:

1.    The  transactions  contemplated  by the  Agreement  will qualify as a tax-free  "reorganization"  within the meaning of Section  368(a)(1) of the
    Code, and under the regulations promulgated thereunder.

      2.    Trinity  Core Fund and Main  Street  Fund will  each  qualify  as a
    "party to a  reorganization"  within the  meaning of Section  368(b)(2)  of the Code.

      3.    No gain or loss will be recognized by the  shareholders  of Trinity
    Core Fund upon the  distribution  of Class A, Class B and Class C shares of beneficial  interest  in Main Street  Fund to the  shareholders  of Trinity
    Core Fund pursuant to Section 354 of the Code.

      4.    Under  Section  361(a)  of  the  Code  no  gain  or  loss  will  be
    recognized   by   Trinity   Core  Fund  by  reason  of  the   transfer   of
    substantially  all its assets in exchange  for Class A, Class B and Class C shares of Main Street Fund.

      5.    Under  Section 1032 of the Code no gain or loss will be  recognized by Main  Street  Fund by reason of the  transfer  of  substantially  all of
    Trinity  Core Fund's  assets in  exchange  for Class A, Class B and Class C shares of Main  Street Fund and Main Street  Fund's  assumption  of certain liabilities of Trinity Core Fund.

      6.    The  shareholders  of  Trinity  Core  Fund  will  have the same tax basis and  holding  period  for the Class A,  Class B and Class C shares of beneficial  interest in Main Street Fund that they  receive as they had for
    Trinity  Core Fund shares that they  previously  held,  pursuant to Section
    358(a) and 1223(1), respectively, of the Code.

      7.    The  securities  transferred  by Trinity  Core Fund to Main  Street
    Fund will have the same tax basis and  holding  period in the hands of Main
    Street Fund as they had for Trinity Core Fund,  pursuant to Section  362(b)
    and 1223(1), respectively, of the Code.

      F.    The cash  reserve  shall  not  exceed  10% of the  value of the net assets,  nor 30% in value of the gross assets,  of Trinity Core Fund at the close of business on the Valuation Date.

      G.    A  Registration  Statement  on Form N-14 filed by Main  Street Fund under the 1933 Act,  containing a preliminary  form of the Proxy  Statement and Prospectus, shall have become effective under the 1933 Act.

      H.    On the  Closing  Date,  Trinity  Core Fund  shall  have  received a
    letter  of  Robert  G.  Zack  or  other   senior   executive   officer   of
    OppenheimerFunds,  Inc.  acceptable  to  Trinity  Core Fund,  stating  that nothing  has  come to his or her  attention  which  in his or her  judgment would  indicate  that as of the  Closing  Date  there  were  any  material, actual  or  contingent  liabilities  of Main  Street  Fund  arising  out of litigation  brought  against  Main Street Fund or claims  asserted  against it, or pending or, to the best of his or her knowledge,  threatened  claims or  litigation  not  reflected  in or apparent  by the most recent  audited financial  statements  and footnotes  thereto of Main Street Fund delivered to  Trinity  Core  Fund.  Such  letter  may also  include  such  additional statements  relating  to the scope of the review  conducted  by such person and his or her  responsibilities  and  liabilities as are not  unreasonable under the circumstances.

I.    Trinity Core Fund shall  acknowledge  receipt of the Class A, Class B and Class C shares of Main Street Fund.

      12.   Trinity Core Fund hereby represents and warrants that:

      A.    The audited  financial  statements  of Trinity Core Fund as of July
    31,  2002  and  unaudited  financial  statements  as of  January  31,  2003 heretofore  furnished to Main Street  Fund,  present  fairly the  financial position,  results  of  operations,  and  changes  in net assets of Trinity
    Core  Fund  as  of  that  date,  in  conformity  with  generally   accepted
    accounting  principles  applied on a basis  consistent  with the  preceding year;  and that from  January 31, 2003  through the date hereof  there have not been,  and  through the  Closing  Date there will not be, any  material adverse  change in the  business or  financial  condition  of Trinity  Core
    Fund,  it being  agreed  that a decrease  in the size of Trinity  Core Fund due to a diminution  in the value of its  portfolio  and/or  redemption  of its shares shall not be considered a material adverse change;

B.    Contingent  upon  approval  of the  Agreement  and  the  transactions contemplated  thereby by Trinity  Core Fund's  shareholders,  Trinity  Core
    Fund has  authority  to transfer  all of the assets of Trinity Core Fund to be conveyed hereunder free and clear of all liens,  encumbrances,  security interests, restrictions and limitations whatsoever;

C.    The  Prospectus,  as amended and  supplemented,  contained in Trinity
    Core Fund's  Registration  Statement  under the 1933 Act,  as  amended,  is true,  correct and complete,  conforms to the  requirements of the 1933 Act and does not contain  any untrue  statement  of a material  fact or omit to state a material  fact  required to be stated  therein or necessary to make the statements  therein not  misleading.  The  Registration  Statement,  as amended,  was,  as of the date of the  filing  of the  last  Post-Effective
    Amendment,  true,  correct and complete,  conformed to the  requirements of the 1933 Act and did not contain any untrue  statement  of a material  fact or  omit to  state  a  material  fact  required  to be  stated  therein  or necessary to make the statements therein not misleading;

      D.    There is no  material  contingent  liability  of Trinity  Core Fund and no  material  claim  and no  material  legal,  administrative  or other proceedings  pending or, to the knowledge of Trinity Core Fund,  threatened against Trinity Core Fund, not reflected in such Prospectus;

      E.    Except  for  the  Agreement,   there  are  no  material   contracts
    outstanding  to  which  Trinity  Core  Fund is a  party  other  than  those ordinary in the conduct of its business;

      F.    Trinity  Core  Fund  is  a   Massachusetts   business   trust  duly
    organized,  validly  existing  and in good  standing  under the laws of the
    State of  Massachusetts;  and has all  necessary  and material  Federal and state  authorizations  to own  all  of  its  assets  and  to  carry  on its business  as now  being  conducted;  and  Trinity  Core  Fund  that is duly registered  under the Act and such  registration  has not been rescinded or revoked and is in full force and effect;

      G.    All  Federal  and other tax  returns  and  reports of Trinity  Core
    Fund  required  by law to be filed have been  filed,  and all  federal  and other  taxes  shown  due on said  returns  and  reports  have  been paid or provision  shall have been made for the payment  thereof and to the best of the  knowledge  of  Trinity  Core Fund no such  return is  currently  under audit and no  assessment  has been  asserted  with  respect to such returns and to the extent such tax  returns  with  respect to the  taxable  year of
    Trinity  Core Fund ended July 31,  2002 have not been filed,  such  returns will be filed  when  required  and the  amount of tax shown as due  thereon shall be paid when due; and

      H.    Trinity  Core Fund has elected  that  Trinity  Core Fund be treated as a  regulated  investment  company  and,  for  each  fiscal  year  of its operations,  Trinity Core Fund has met the  requirements of Subchapter M of the  Code  for  qualification  and  treatment  as  a  regulated  investment company  and  Trinity  Core Fund  intends  to meet such  requirements  with respect to its current taxable year.

13.   Main Street Fund hereby represents and warrants that:

A.    The  audited  financial  statements  of Main Street Fund as of August
    31,  2002 and  unaudited  financial  statements  as of  February  28,  2003 heretofore  furnished to Trinity Core Fund,  present  fairly the  financial position,  results of operations,  and changes in net assets of Main Street
    Fund, as of that date, in conformity  with  generally  accepted  accounting principles  applied on a basis  consistent  with the  preceding  year;  and that from  February  28, 2003  through the date hereof there have not been, and  through  the  Closing  Date there will not be,  any  material  adverse changes in the  business or financial  condition  of Main Street  Fund,  it being  understood  that a decrease in the size of Main Street Fund due to a diminution  in the value of its portfolio  and/or  redemption of its shares shall not be considered a material or adverse change;

B.    The  Prospectus,  as  amended  and  supplemented,  contained  in Main
    Street Fund's  Registration  Statement under the 1933 Act, is true, correct and  complete,  conforms to the  requirements  of the 1933 Act and does not contain  any  untrue  statement  of a  material  fact or  omit  to  state a material  fact  required  to be stated  therein  or  necessary  to make the
    statements  therein  not  misleading.   The  Registration   Statement,   as
    amended,  was,  as of the date of the  filing  of the  last  Post-Effective
    Amendment,  true,  correct and complete,  conformed to the  requirements of the 1933 Act and did not contain any untrue  statement  of a material  fact or  omit to  state  a  material  fact  required  to be  stated  therein  or necessary to make the statements therein not misleading;

      C.    Except  for  this  Agreement,   there  is  no  material  contingent
    liability  of Main  Street  Fund  and no  material  claim  and no  material legal,  administrative  or other  proceedings  pending or, to the knowledge of Main Street Fund,  threatened  against Main Street Fund,  not  reflected in such Prospectus;

      D.    There are no material  contracts  outstanding  to which Main Street
    Fund is a party other than those ordinary in the conduct of its business;

      E.    Main  Street  Fund is a  business  trust  duly  organized,  validly existing  and in  good  standing  under  the  laws of the  Commonwealth  of
    Massachusetts;  Main Street Fund has all  necessary  and  material  Federal and  state  authorizations  to own all its  properties  and  assets  and to carry on its  business  as now being  conducted;  the Class A,  Class B and
    Class C shares of Main  Street  Fund which it issues to  Trinity  Core Fund pursuant  to  the  Agreement  will  be  duly  authorized,  validly  issued, fully-paid  and  non-assessable,  except as set forth under  "Shareholder &
    Trustee   Liability"  in  Main  Street   Fund's   Statement  of  Additional
    Information,  will  conform to the  description  thereof  contained in Main
    Street  Fund's  Registration  Statement and will be duly  registered  under the 1933 Act and in the states where  registration  is  required;  and Main
    Street  Fund is duly  registered  under the Act and such  registration  has not been revoked or rescinded and is in full force and effect;

      F.    All  federal  and other tax returns and reports of Main Street Fund required  by law to be filed have been  filed,  and all  federal  and other taxes shown due on said  returns and  reports  have been paid or  provision shall  have  been  made  for the  payment  thereof  and to the  best of the knowledge  of Main Street  Fund,  no such return is  currently  under audit and no  assessment  has been  asserted  with respect to such returns and to the  extent  such tax  returns  with  respect to the  taxable  year of Main
    Street Fund ended  August 31, 2002 have not been filed,  such  returns will be filed when  required  and the amount of tax shown as due  thereon  shall be paid when due;

      G.    Main  Street  Fund  has  elected  to  be  treated  as  a  regulated investment  company  and,  for each  fiscal  year of its  operations,  Main
    Street  Fund  has met the  requirements  of  Subchapter  M of the  Code for qualification  and  treatment  as a regulated  investment  company and Main
    Street Fund intends to meet such  requirements  with respect to its current taxable year;

      H.    Main  Street  Fund has no plan or  intention  (i) to dispose of any of  the  assets  transferred  by  Trinity  Core  Fund,  other  than  in the ordinary  course of  business,  or (ii) to redeem or  reacquire  any of the
    Class A, Class B,  Class C, Class N and Class Y shares  issued by it in the reorganization other than pursuant to valid requests of shareholders; and

      I.    After   consummation  of  the  transactions   contemplated  by  the
    Agreement,   Main  Street  Fund  intends  to  operate  its  business  in  a substantially unchanged manner.

      14.   Each  party  hereby  represents  to the  other  that no  broker  or finder  has  been  employed  by it with  respect  to the  Agreement  or the transactions  contemplated  hereby. Each party also represents and warrants to the other  that the  information  concerning  it in the Proxy  Statement and  Prospectus  will not as of its date contain any untrue  statement of a material  fact or omit to state a fact  necessary  to make  the  statements concerning  it therein not  misleading  and that the  financial  statements concerning  it will  present the  information  shown  fairly in  accordance
    with  generally   accepted   accounting   principles  applied  on  a  basis
    consistent  with  the  preceding  year.  Each  party  also  represents  and
    warrants  to  the  other  that  the   Agreement   is  valid,   binding  and
    enforceable in accordance  with its terms and that the execution,  delivery and  performance  of the Agreement  will not result in any violation of, or be in conflict  with,  any  provision  of any charter,  by-laws,  contract, agreement,  judgment,  decree or order to which it is  subject  or to which it is a party.  Main Street Fund hereby  represents to and  covenants  with
    Trinity  Core Fund that,  if the  reorganization  becomes  effective,  Main
    Street Fund will treat each  shareholder  of Trinity Core Fund who received any of Main  Street  Fund's  shares  as a result of the  reorganization  as having  made the  minimum  initial  purchase  of shares of Main Street Fund
    received  by  such  shareholder  for  the  purpose  of  making   additional
    investments  in shares of Main Street Fund,  regardless of the value of the shares of Main Street Fund received.

      15.   Main  Street   Fund  agrees  that  it  will   prepare  and  file  a
    Registration  Statement  on Form  N-14  under  the  1933  Act  which  shall contain a preliminary  form of proxy statement and prospectus  contemplated by Rule 145 under the 1933 Act.  The  final  form of such  proxy  statement and  prospectus  is referred to in the  Agreement  as the "Proxy  Statement and  Prospectus."  Each party  agrees that it will use its best  efforts to have such  Registration  Statement  declared  effective  and to supply such information  concerning  itself for  inclusion in the Proxy  Statement  and
    Prospectus  as may be necessary or  desirable in this  connection.  Trinity
    Core  Fund  covenants  and  agrees to  liquidate  and  dissolve  as soon as practicable  to  the  extent  required  under  the  laws  of the  State  of
    Massachusetts,  and,  upon  Closing,  to  cause  the  cancellation  of  its outstanding shares.

      16.    The  obligations  of the parties  shall be subject to the right of either  party to abandon and  terminate  the  Agreement  for any reason and there shall be no liability  for damages or other  recourse  available to a party not so terminating  this Agreement,  provided,  however,  that in the event  that a party  shall  terminate  this  Agreement  without  reasonable cause,  the party so terminating  shall,  upon demand,  reimburse the party not so terminating  for all expenses,  including  reasonable  out-of-pocket expenses and fees incurred in connection with this Agreement.

      17.   The  Agreement  may be  executed in several  counterparts,  each of
    which  shall  be  deemed  an  original,   but  all  taken   together  shall
    constitute  one  Agreement.  The  rights  and  obligations  of  each  party pursuant to the Agreement shall not be assignable.

      18.   All prior or  contemporaneous  agreements and  representations  are merged into the Agreement,  which  constitutes the entire contract  between the parties  hereto.  No amendment or  modification  hereof shall be of any force and effect  unless in writing  and signed by the parties and no party shall be  deemed  to have  waived  any  provision  herein  for its  benefit unless it executes a written acknowledgment of such waiver.

      19.   Main Street Fund  understands  that the obligations of Trinity Core
    Fund under the  Agreement  are not binding upon any Trustee or  shareholder of  Trinity  Core  Fund  personally,  but bind only  Trinity  Core Fund and
    Trinity Core Fund's property.

      20.   Trinity Core Fund  understands  that the obligations of Main Street
    Fund under the  Agreement  are not binding upon any trustee or  shareholder of Main  Street  Fund  personally,  but bind only Main Street Fund and Main
    Street Fund's  property.  Trinity Core Fund  represents  that it has notice of the  provisions  of  the  Declaration  of  Trust  of  Main  Street  Fund
    disclaiming  shareholder  and trustee  liability for acts or obligations of
    Main Street Fund.

      IN WITNESS  WHEREOF,  each of the parties has caused the  Agreement to be executed and  attested by its officers  thereunto  duly  authorized  on the date first set forth above.

                  OPPENHEIMER TRINITY CORE FUND

                  By:    /s/ Robert G. Zack
                        Robert G. Zack
                        Secretary

                  OPPENHEIMER  MAIN STREET FUND

                  By:   /s/ Robert G. Zack
                        Robert G. Zack
                        Secretary

Part B
------

                    STATEMENT OF ADDITIONAL INFORMATION
                     TO PROSPECTUS AND PROXY STATEMENT

                     Acquisition of the Assets of the
                       OPPENHEIMER TRINITY CORE FUND

                   By and in exchange for Shares of the
                       OPPENHEIMER MAIN STREET FUND,
              A SERIES OF OPPENHEIMER MAIN STREET FUNDS, INC.

      This Statement of Additional Information to this Prospectus and
Proxy Statement (the "SAI") relates specifically to the proposed delivery of substantially all of the assets of Oppenheimer Trinity Core Fund
("Trinity Core Fund") for shares of Oppenheimer Main Street Fund, A Series
Of Oppenheimer Main Street Funds, Inc. ("Main Street Fund").

      This SAI consists of this Cover Page and the following documents
[all of which are incorporated by reference to Part B filed with the
Pre-Effective Amendment No. 1 filed on May 15, 2003]: (i) Annual and
Semi-Annual Reports dated July 31, 2002 and January 31, 2003, respectively, of Trinity Core Fund; (ii) the Annual and Semi-Annual
Reports dated August 31, 2002 and  February 28, 2003, respectively of
Main Street Fund; (iii) the Prospectus of Trinity Core Fund dated
September 24, 2002 as supplemented November 1, 2002; (iv) the Statement of Additional Information of Trinity Core Fund dated September 24, 2002 as revised October 15, 2002, and as supplemented January 2, 2003 and
March 31, 2003; and (iv) the Statement of Additional Information of Main
Street Fund dated October 23, 2002 as supplemented April 30, 2003.

      This SAI is not a Prospectus; you should read this SAI in
conjunction with the Prospectus and Proxy Statement dated June 18, 2003, relating to the above-referenced transaction. You can request a copy of the Prospectus and Proxy Statement by calling 1.800.708.7780 or by writing OppenheimerFunds Services at P.O. Box 5270, Denver, Colorado
80217. The date of this SAI is June 18, 2003.

OPPENHEIMER MAIN STREET FUND

                                  FORM N-14

                                    PART C

                              OTHER INFORMATION

Item 15.  Indemnification
-------------------------

      Reference is made to the provisions of Article  Seventh of  Registrant's
Amended and Restated  Declaration of Trust filed by cross-reference to Exhibit
16 (1) to this Registration Statement, incorporated herein by reference.

      Insofar as indemnification  for liabilities arising under the Securities
Act of 1933 may be permitted to trustees,  officers and controlling persons of
Registrant pursuant to the foregoing  provisions or otherwise,  Registrant has been advised  that in the opinion of the  Securities  and Exchange  Commission such  indemnification  is against public policy as expressed in the Securities
Act of 1933 and is,  therefore,  unenforceable.  In the event that a claim for
indemnification   against  such   liabilities   (other  than  the  payment  by
Registrant of expenses  incurred or paid by a trustee,  officer or controlling person  of  Registrant  in the  successful  defense  of any  action,  suit  or proceeding)  is  asserted  by such  trustee,  officer or  controlling  person,
Registrant  will,  unless in the  opinion of its  counsel  the matter has been
settled  by   controlling   precedent,   submit  to  a  court  of  appropriate
jurisdiction  the  question  whether  such  indemnification  by it is  against public policy as expressed in the  Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 16.  Exhibits
------------------

(1)      (i)      Articles of  Incorporation  dated as of 10/2/87:  Previously filed with Registrant's  Post-Effective Amendment No. 12, 10/25/93 to
         its  Registration  Statement on Form N-1A (Reg.  No.  33-17850),  and
         incorporated herein by reference.

(ii)  Amended Articles of Incorporation  dated 12/9/87:  Previously filed with
         Registrant's   Post-Effective  Amendment  No.  12,  10/25/93  to  its
         Registration  Statement  on  Form  N-1A  (Reg.  No.  33-17850),   and
         incorporated herein by reference.

(iii) Articles  Supplementary to the Articles of Incorporation  dated 8/18/88:
         Previously filed with Registrant's  Post-Effective  Amendment No. 12,
         10/25/93  to its  Registration  Statement  on  Form  N-1A  (Reg.  No.
         33-17850), and incorporated herein by reference.

(iv)  Articles  Supplementary to the Articles of Incorporation  dated 1/20/89:
         Previously filed with Registrant's  Post-Effective  Amendment No. 12,
         10/25/93  to its  Registration  Statement  on  Form  N-1A  (Reg.  No.
         33-17850), and incorporated herein by reference.

(v)   Articles  Supplementary to the Articles of Incorporation  dated 4/16/90:
         Previously filed with Registrant's  Post-Effective  Amendment No. 12,
         10/25/93  to its  Registration  Statement  on  Form  N-1A  (Reg.  No.
         33-17850), and incorporated herein by reference.

(vi)  Articles  Supplementary to the Articles of Incorporation  dated 8/27/93:
         Previously filed with Registrant's  Post-Effective  Amendment No. 12,
         10/25/93  to its  Registration  Statement  on  Form  N-1A  (Reg.  No.
         33-17850), and incorporated herein by reference.

(vii) Articles  Supplementary to the Articles of Incorporation dated 10/20/93:
         Previously filed with Registrant's  Post-Effective  Amendment No. 12,
         10/25/93  to its  Registration  Statement  on  Form  N-1A  (Reg.  No.
         33-17850), and incorporated herein by reference.

(viii)      Articles  Supplementary  to the  Articles of  Incorporation  dated
         10/27/93:   Previously   filed   with   Registrant's   Post-Effective
         Amendment No. 14, 9/30/94 to its Registration  Statement on Form N-1A
         (Reg. No. 33-17850), and incorporated herein by reference.

(ix)  Articles  Supplementary to the Articles of Incorporation dated 11/29/93:
         Previously filed with Registrant's  Post-Effective  Amendment No. 14,
         9/30/94  to  its  Registration  Statement  on  Form  N-1A  (Reg.  No.
         33-17850), and incorporated herein by reference.

(x)   Articles  Supplementary to the Articles of Incorporation  dated 4/28/94:
         Previously filed with Registrant's  Post-Effective  Amendment No. 14,
         9/30/94  to  its  Registration  Statement  on  Form  N-1A  (Reg.  No.
         33-17850), and incorporated herein by reference.

(xi)  Articles  Supplementary to the Articles of Incorporation  dated 9/30/94:
         Previously filed with Registrant's  Post-Effective  Amendment No. 14,
         9/30/94  to  its  Registration  Statement  on  Form  N-1A  (Reg.  No.
         33-17850), and incorporated herein by reference.

(xii) Articles  Supplementary to the Articles of Incorporation  dated 8/30/96:
         Previously filed with Registrant's  Post-Effective  Amendment No. 19,
         10/30/96  to its  Registration  Statement  on  Form  N-1A  (Reg.  No.
         33-17850), and incorporated herein by reference.

(xiii)      Articles  Supplementary  to the  Articles of  Incorporation  dated
         9/30/96:  Previously filed with Registrant's Post-Effective Amendment
         No. 19,  10/30/96 to its  Registration  Statement  on Form N-1A (Reg.
         No. 33-17850), and incorporated herein by reference.

(xiv) Articles  Supplementary to the Articles of Incorporation dated 11/30/98:
         Previously filed with Registrant's  Post-Effective  Amendment No. 23,
         12/22/98  to its  Registration  Statement  on  Form  N-1A  (Reg.  No.
         33-17850), and incorporated herein by reference.

(xv)  Articles  Supplementary to the Articles of Incorporation dated 12/19/00:
         Previously filed with Registrant's  Post-Effective  Amendment No. 23,
         12/20/00  to its  Registration  Statement  on  Form  N-1A  (Reg.  No.
         33-17850), and incorporated herein by reference.

(2)   By-Laws  Amended as of  12/19/00:  Previously  filed  with  Registrant's
         Post-Effective   Amendment  No.  26,  12/20/00  to  its  Registration
         Statement on Form N-1A (Reg. No. 33-17850),  and incorporated  herein by reference.

(3)   N/A.

(4)      Agreement  and Plan of  Reorganization  dated  April  17,  2003:  See
         Exhibit  A to Part A of  this  Registration  Statement,  incorporated herein by reference.

(5)      (i)      Specimen Class A Stock  Certificate:  Previously  filed with
         Registrant's   Post-Effective  Amendment  No.  28,  12/19/01  to  its
         Registration  Statement  on  Form  N-1A  (Reg.  No.  33-17850),   and
         incorporated herein by reference.

   (ii)  Specimen   Class  B  Stock   Certificate:   Previously   filed   with
         Registrant's   Post-Effective  Amendment  No.  28,  12/19/01  to  its
         Registration  Statement  on  Form  N-1A  (Reg.  No.  33-17850),   and
         incorporated herein by reference.

   (iii) Specimen   Class  C  Stock   Certificate:   Previously   filed   with
         Registrant's   Post-Effective  Amendment  No.  28,  12/19/01  to  its
         Registration  Statement  on  Form  N-1A  (Reg.  No.  33-17850),   and
         incorporated herein by reference.

(iv)  Specimen Class N Stock  Certificate:  Previously filed with Registrant's
         Post-Effective   Amendment  No.  28,  12/19/01  to  its  Registration
         Statement on Form N-1A (Reg. No. 33-17850),  and incorporated  herein by reference.

(v)   Specimen Class Y Stock  Certificate:  Previously filed with Registrant's
         Post-Effective   Amendment  No.  28,  12/19/01  to  its  Registration
         Statement on Form N-1A (Reg. No. 33-17850),  and incorporated  herein by reference.

(6)         Amended and Restated  Investment  Advisory  Agreement  dated as of
         10/22/90:   Previously   filed   with   Registrant's   Post-Effective
         Amendment No. 6, 11/1/90 to its  Registration  Statement on Form N-1A
         (Reg. No. 33-17850), and incorporated herein by reference.

(7)      (i)      General Distributor's  Agreement dated 10/13/92:  Previously filed with Registrant's  Post-Effective  Amendment No. 11, 8/25/93 to
         its Registration Statement on Form N-1A (Reg. No. 33-17850).

   (ii)  Form of  Dealer  Agreement  of  OppenheimerFunds  Distributor,  Inc.:
         Previously  filed  with  Post-Effective   Amendment  No.  45  to  the
         Registration  Statement  of  Oppenheimer  High Yield  Fund (Reg.  No.
         2-62076), 10/26/01, and incorporated herein by reference.

   (iii) Form of  Broker  Agreement  of  OppenheimerFunds  Distributor,  Inc.:
         Previously  filed  with  Post-Effective   Amendment  No.  45  to  the
         Registration  Statement  of  Oppenheimer  High Yield  Fund (Reg.  No.
         2-62076), 10/26/01, and incorporated herein by reference.

   (iv)  Form of  Agency  Agreement  of  OppenheimerFunds  Distributor,  Inc.:
         Previously  filed  with  Post-Effective   Amendment  No.  45  to  the
         Registration  Statement  of  Oppenheimer  High Yield  Fund (Reg.  No.
         2-62076), 10/26/01, and incorporated herein by reference.

(8)      (i)      Amended  and  Restated  Retirement  Plan for  Non-Interested
         Trustees  or   Directors   dated   8/9/01:   Previously   filed  with
         Post-Effective  Amendment  No. 34 to the  Registration  Statement  of
         Oppenheimer   Gold  &  Special  Minerals  Fund  (Reg.  No.  2-82590),
         10/25/01, and incorporated herein by reference.

   (ii)  Form   of    Deferred    Compensation    Plan    for    Disinterested
         Trustees/Directors:  Previously filed with  Post-Effective  Amendment
         No. 26 to the  Registration  Statement of Oppenheimer  Gold & Special
         Minerals Fund (Reg.  No.  2-82590),  10/28/98,  and  incorporated  by reference.

(9)      (i)      Amended  and  Restated  Custody  Agreement  dated  11/12/92:
         Previously filed with Registrant's  Post-Effective  Amendment No. 59,
         1/29/93,  refiled with Registrant's  Post-Effective Amendment No. 63,
         12/1/94,  pursuant to Item 102 of  Regulation  S-T, and  incorporated herein by reference.

   (ii)  Foreign Custody Manager Agreement between  Registrant and The Bank of
         New York: Previously filed with Pre-Effective  Amendment No. 2 to the
         Registration  Statement  of  Oppenheimer  World Bond Fund  (Reg.  No.
         333-48973), 4/23/98, and incorporated herein by reference.

(10)(i)  Service  Plan and  Agreement  for Class A Shares dated as of 6/10/93:
         Previously filed with Registrant's  Post-Effective  Amendment No. 60,
         11/24/93  to its  Registration  Statement  on  Form  N-1A  (Reg.  No.
         33-17850), and incorporated herein by reference.

   (i)(a)   Amended  and  Restated  Service  Plan and  Agreement  for  Class A
         shares dated 6/14/02  pursuant to Rule 12b-1:  Previously  filed with
         Registrant's   Post-Effective  Amendment  No.  77,  11/18/02  to  its
         Registration  Statement  on  Form  N-1A  (Reg.  No.  33-17850),   and
         incorporated herein by reference.

   (ii)  Distribution  and Service Plan and Agreement for Class B Shares dated
         as  of  2/20/97  pursuant  to  Rule  12b-1:   Previously  filed  with
         Registrant's   Post-Effective   Amendment  No.  70,  9/15/98  to  its
         Registration  Statement  on  Form  N-1A  (Reg.  No.  33-17850),   and
         incorporated herein by reference.

   (iii) Distribution  and Service Plan and Agreement for Class C Shares dated
         as  of  2/20/97  pursuant  to  Rule  12b-1:   Previously  filed  with
         Registrant's   Post-Effective   Amendment  No.  70,  9/15/98  to  its
         Registration  Statement  on  Form  N-1A  (Reg.  No.  33-17850),   and
         incorporated herein by reference.

   (iv)  Distribution  and Service Plan  Agreement for Class N Shares dated as
         of  11/19/01:   Previously  filed  with  Registrant's  Post-Effective
         Amendment No. 76, 1/22/02 to its Registration  Statement on Form N-1A
         (Reg. No. 33-17850), and incorporated herein by reference.

(11)(i)  Form of Opinion and Consent of Counsel to  Oppenheimer  Trinity  Core
         Fund:   Filed herewith.

(ii)  Form of Opinion and Consent of Counsel to Oppenheimer  Main Street Fund:
         Filed herewith.

(12)     Form of Tax Opinion Relating to the Reorganization:  Previously filed with  Registrant's  Initial  Registration  Statement  on  Form  N-14,
         5/15/03 (Reg. No. 333-105167) and incorporated herein by reference.

(13)     N/A.

(14)     Consent of Independent Auditors: Filed herewith.

(15)     N/A.

(16)(i)  Powers of Attorney for all  Trustees/Directors and Principal Officers
         except for Joel W.  Motley and John V.  Murphy  (including  Certified
         Board  Resolutions):  Previously filed with  Pre-Effective  Amendment
         No. 1 to the  Registration  Statement of Oppenheimer  Emerging Growth
         Fund  (Reg.  No.  333-44176),  10/5/00,  and  incorporated  herein by reference.

   (ii)  Power  of  Attorney  for  John  Murphy  (including   Certified  Board
         Resolution):  Previously filed with  Post-Effective  Amendment No. 41 to the Registration  Statement of Oppenheimer  U.S.  Government Trust
         (Reg. No. 2-76645), 10/22/01, and incorporated herein by reference.

   (iii) Power of  Attorney  for Joel W.  Motley  (including  Certified  Board
         Resolution):  Previously filed with Post-Effective Amendment No. 8 to
         the  Registration   Statement  of  Oppenheimer   International  Small
         Company Fund (Reg.  333-31537),  10/22/02, and incorporated herein by reference.

Item 17.  Undertakings
----------------------

(1)   N/A.

(2)   N/A.

                                  SIGNATURES

      Pursuant to the  requirements  of the  Securities Act of 1933 and/or the
Investment   Company  Act  of  1940,  the  Registrant  has  duly  caused  this
Registration  Statement  to be  signed  on  its  behalf  by  the  undersigned, thereunto  duly  authorized,  in the City of New York and State of New York on
the 18th day of June, 2003.

                              OPPENHEIMER MAIN STREET FUND

                              By:  /s/ John V. Murphy*
                              ----------------------------------------------
                              John V. Murphy, President,
                              Principal Executive Officer & Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                    Title                      Date
----------                    -----                      ----

/s/ Clayton K. Yeutter*       Chairman of the
----------------------------  Board of Trustees          June 18, 2003
Clayton K. Yeutter

/s/ Donald W. Spiro*          Vice Chairman of the       June 18, 2003
-------------------------     Board and Trustee
Donald W. Spiro

/s/ John V. Murphy*           President, Principal
--------------------------    Executive Officer          June 18, 2003
John V. Murphy                & Trustee

/s/ Brian W. Wixted*          Treasurer, Principal       June 18, 2003
-------------------------     Financial and
Brian W. Wixted               Accounting Officer

/s/ Robert G. Galli*          Trustee                    June 18, 2003
-----------------------
Robert G. Galli

/s/ Phillip A. Griffiths*     Trustee                    June 18, 2003
---------------------------
Phillip A. Griffiths

/s/ Joel W. Motley*           Trustee                    June 18, 2003
------------------------
Joel W. Motley

/s/ Elizabeth B. Moynihan*    Trustee                    June 18, 2003
--------------------------------
Elizabeth B. Moynihan

/s/ Kenneth A. Randall*       Trustee                    June 18, 2003
----------------------------
Kenneth A. Randall

/s/ Edward V. Regan*          Trustee                    June 18, 2003
-------------------------
Edward V. Regan

/s/ Russell S. Reynolds, Jr.* Trustee                    June 18, 2003
---------------------------------
Russell S. Reynolds, Jr.

*By: /s/ Robert G. Zack
-----------------------------------------
Robert G. Zack, Attorney-in-Fact

                         OPPENHEIMER MAIN STREET FUND

                                EXHIBIT INDEX
                                -------------

Exhibit No.       Description
-----------       -----------
11 (i)            Form of Opinion and Consent of Counsel to  Oppenheimer  Trinity  Core
                  Fund:

11 (ii)           Form of Opinion and Consent of Counsel to Oppenheimer  Main Street Fund:

14                Consent of Independent Auditors